UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6589

FIRST FUNDS
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado			80202
(Address of principal executive offices)			(Zip code)

Erin E. Douglas First Funds 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2005

Item 1 — Reports to Stockholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FIRST FUNDS℠

Semi-Annual Report • December 31, 2005

First Funds

•                    Are NOT insured by the FDIC or any other governmental agency.

•                    Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

•                    Involve investment risks, including the possible loss of the principal amount invested.

•                    Although the Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

First Funds Core Equity Portfolio

Core Equity Portfolio Managers

David Thompson and Mark Cronin

Mr. Thompson is senior vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst. After graduating from the University of Mississippi in 1981, he worked as an analyst for Gulf Oil for three years, then went on to receive a M.B.A. from the University of North Carolina in 1986. Mr. Thompson has 17 years of investment experience including nine years of experience managing both individual and institutional investment portfolios at major regional banks. He joined Highland Capital’s equity team in 1995.

Mr. Cronin is vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst. He has two decades of investment experience and earned a B.A. from the University of Washington. Former employers include Merrill Lynch and Paine Webber. Prior to joining Highland Capital in 1999, Mr. Cronin was senior portfolio manager and vice president with First Chicago NBD.

Fiscal Year Review

Market Review and Portfolio Update

During the second half of 2005, the Core Equity Class I Portfolio gained 1.49%, underperforming the S&P 500 Index return of 5.77%. The portfolio return was 0.85% in the third calendar quarter and 0.63% in the fourth calendar quarter.

Portfolio performance was negatively impacted by our under weighting of the energy sector. This was a major drag to relative performance in the third calendar quarter as crude prices ran up due to the active hurricane season, and a slight benefit in the fourth calendar quarter as crude prices fell. However, energy sector price appreciation in the third quarter more than offset the weakness in the group in the fourth quarter.

The consumer discretionary sector of our portfolio was also weak in the third calendar quarter as higher energy prices had a negative impact on the market’s perception of how companies dependent on consumer spending would perform. Energy prices did impact a number of retailers, particularly those whose customers are at lower income levels.

The information technology sector of the portfolio performed poorly in the fourth calendar quarter. Part of the concern impacting the technology group was the inversion of the yield curve (when short term interest rates exceed longer term rates). This sometimes precedes an economic recession, which would, in turn, hurt spending on new technology investments. Flextronics International, Ltd. and Lexmark International, Inc. (portfolio exited position on November 1, 2005) were both particularly weak in the quarter.

We are optimistic on the outlook for 2006. The economy continues to be strong with consensus expectations for GDP to grow 3.5% in the first half of the year, and slow slightly in the second half to 3.1%. Moderation in energy prices should continue to contain inflation, and the Federal Reserve should be through raising rates by mid-year. Earnings growth for the market should cool slightly in 2006, with S&P 500 Index operating earnings growing approximately 7%. With industrial capacity nearing 80%, corporations that are flush with cash should begin to spend more on capital investments designed to increase productivity, which would bode well for a number of the technology holdings in our portfolio. Consumer spending has been the strength of the U.S. economy for the past few years. Declining energy prices coupled with strong employment numbers should allow consumer spending to remain strong, which would be positive for retailers such as Wal-Mart Stores, Inc., Home Depot, Inc., Costco Wholesale Corp. and Kohl’s Corp. The market’s price earnings ratio is approximately 16 times estimated 2006 earnings, which is a reasonable valuation level given the prevailing low level of interest rates.

i

Industry Breakdown and Performance

Showing Percentage of Total Net Assets	as of December 31, 2005

Financials		27.4%
Insurance	18.2%
Diversified Financials	5.8%
Banks	3.4%
Consumer Discretionary		16.8%
Information Technology		16.1%
Consumer Staples		11.9%
Industrials		9.6%
Healthcare		6.6%
Energy		4.9%
Money Market Mutual Funds		4.2%
Telecommunications		2.5%

	Cumulative Total Return*	Average Annual Total Return*
	Since				Since
	Inception	1 Year	5 Year	10 Year	Inception
Class I	259.78%	(2.77)%	(2.89)%	9.42%	10.86%
Class A	230.42%	(8.65)%	(4.25)%	8.48%	10.10%
Class B	216.65%	(8.44)%	(4.19)%	8.30%	9.72%
Class C	217.54%	(4.52)%	(3.78)%	8.33%	9.75%
S&P 500	248.54%	4.90%	0.54%	9.07%	10.57%

Comparison of 10 Year Change in Value of a $750,000 Investment in the First Funds Core Equity Portfolio (Class I) and the S&P 500.

Please note: Class I inception is August 2, 1993. Minimum investment for Class I is $750,000. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Call First Funds at 800.442.1941 to obtain performance data current to the most recent month end.

*Total Returns are for the period ended 12/31/2005 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect, and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Class I inception date is 8/2/1993. On 12/9/1993, the Portfolio commenced sales of Class C shares, which include a .75% distribution fee and a .25% shareholder services fee. Performance information prior to 12/9/1993 for Class C shares is based on the performance of Class I shares and does not reflect the effects of these fees, which, if included, would lower Class C performance. Quotation of Class C performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase. Without this load, the figures quoted would have been (3.56)% for 1 Year. The Portfolio commenced sales of Class A shares on 12/20/1995, which include a ..25% shareholder services fee. Class A performance shown is based on a maximum 5.75% initial sales charge. Performance information for Class A shares prior to their inception date is based on the performance of Class I shares and does not reflect the effects of these fees which, if included, would lower Class A performance. The Portfolio commenced sales of Class B shares on 8/3/1999. These shares include a 1.00% distribution fee. Performance information for Class B shares prior to their inception reflect applicable Class C and Class I performance data. Class B performance shown is net of CDSC. Class B shares of the Portfolio are subject to a 5.00% CDSC which declines to 0.00% for shares held up to six years.

First Funds Capital Appreciation Portfolio

Capital Appreciation Portfolio Managers

Portfolio Management Team

A team of portfolio managers and analysts is responsible for the day-to-day operations of the Portfolio. The team is led by Marshall Bassett, chief investment officer, growth equities of Delaware Investments. Mr. Bassett serves as senior portfolio manager for the consumer and retail sectors. He has over 20 years of professional investment experience.

Other Team Members

Matthew Todorow, portfolio manager, healthcare sector

Steven Lampe, portfolio manager, financial sector

Lori Wachs, portfolio manager, consumer and retail sector

Fiscal Year Review

Market Review and Portfolio Update

Despite the effects of rising energy prices, continued interest rate hikes by the Federal Reserve, and the largest natural disaster in U.S. history, stocks rose across capitalization and style spectrums during the second half of 2005. July saw a continuation of a market rally that began in May but was followed by a weak August. Then, even in the wake of Hurricanes Katrina and Rita, markets rose in September. The fourth calendar quarter saw a solid rally in November, flanked by down months, but the strength of July and November were sufficient to take most indices to mid to high single-digit gains for the period. Midcaps led the way, as they did in the first half of the year (they were, in fact, the only portion of the cap spectrum in territory by June 30). Over the last six months, the Russell 2000 Index rose 5.88%, the Russell Top 200 Index gained 5.24%, while the Russell Midcap Index posted an 8.24% return. In a reversal of the first half of 2005, growth strongly outperformed value across all capitalizations. Within the Russell 2000 Growth Index, the energy sector returned 26%, and in inverse relation due to the effects of rising energy prices, the consumer-related sectors were the worst performers, dropping to low single digits.

The Capital Appreciation Class I portfolio returned 7.86% for the last six months. Overall stock selection was positive, driven primarily by technology and, to a lesser extent, the financial sector. In a departure from the norm, the top 10 contributors came from only three sectors, nine of them from technology and healthcare alone.

Amylin Pharmaceuticals, Inc. was the top contributor, jumping 91%, largely in response to positive results regarding its diabetes drug. Conceptus, Inc. was the leading performer, with a gain of 123%, as its permanent contraception product won increased support from health insurers. Global Positioning System (GPS) chip manufacturer SiRF Technology Holdings, Inc. was the portfolio’s second-best contributor, with a return of 68%. It acquired Motorola, Inc.’s GPS chipset line and is providing its technology for some of Garmin, Ltd.’s GPS products.

Hindering performance was overall sector selection, driven primarily by an underweight in energy and an overweight in consumer-related sectors. We were proven correct in the fourth calendar quarter that energy stocks had gotten ahead of themselves in September and that consumer stocks had been oversold. But we continued to believe that a secular demand-driven shift created opportunities for select energy-related companies to sustain growth independent of short-term oil price volatility. Accordingly, we took advantage of the decline in energy stocks in the fourth calendar quarter to reduce our under weight in the sector.

Despite the success of several healthcare stocks, the sector suffered two setbacks late in the period. Encysive Pharmaceuticals, Inc. fell 27%, largely as a result of positive developments regarding a competing drug. Since Encysive’s own drug should reach market 18 months ahead of its competitor, and the competitor still has approval hurdles, we believe the market overreacted and continue to hold the stock. Rigel Pharmaceuticals, Inc. was the portfolio’s worst performer, falling more than 50% after its allergy-related drug failed in a clinical study. Given the quality of Rigel’s drug discovery platform and its partnerships with major pharmaceutical firms, we believe the market strongly overreacted and bought more of the stock at extremely depressed levels.

We enter 2006 fairly optimistic about the overall economy and the potential for positive stock performance. An end to Federal Reserve rate increases and a leveling in energy prices could establish a solid operating environment for many businesses, leading to continued sales and profit growth. We are comfortable with our current portfolio weights and believe that we will be able to participate in a strong market environment. While changes in portfolio positioning throughout the past year have reduced the portfolio’s sensitivity to the over- or under-performance of any particular sector, we continue to focus on stock selection—finding and holding individual companies that have delivered and will be able to continue to deliver strong sales and profit growth.

Industry Breakdown and Performance

Showing Percentage of Total Net Assets	as of December 31, 2005

Technology	26.4%
Healthcare	19.5%
Consumer Non-Durables	14.3%
Financials	8.1%
Consumer Services	7.8%
Business Services	7.5%
Energy	3.9%
Transportation	3.9%
Capital Goods	3.7%
U.S. Government & Agency Obligations	2.8%
Money Market Mutual Funds	1.9%

** Other Assets in Excess of Liabilities - 0.2%

	Cumulative Total Return*	Average Annual Total Return*
	Since			Since
	Inception	1 Year	5 Year	Inception
Class I	63.36%	2.57%	2.95%	6.07%
Class A	42.81%	(3.55)%	1.48%	4.41%
Class B	43.56%	(3.35)%	1.51%	4.48%
Class C	42.25%	0.72%	1.93%	4.36%
Russell 2000 Growth Index	22.95%	4.12%	1.99%	2.51%

Comparison of Since Inception Change in Value of a $750,000 Investment in the First Funds Capital Appreciation Portfolio (Class I) and the Russell 2000 Growth Index.

Please note: Class I inception is September 2, 1997. Minimum investment for Class I is $750,000. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Call First Funds at 800.442.1941 to obtain performance data current to the most recent month end.

*Total Returns are for the period ended 12/31/2005 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Class I inception date is 9/2/1997. The Portfolio commenced sales of Class A shares on 10/2/1997. These shares include a .25% shareholder services fee. Class A performance shown is based on a maximum 5.75% initial sales charge. On 10/2/1997, the Portfolio commenced sales of Class C shares, which include a .75% distribution fee and a .25% shareholder services fee. Quotation of Class C performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase. Without this load, the figures quoted would have been 1.72% for 1 Year. The Portfolio commenced sales of Class B shares on 8/3/1999. These shares include a 1.00% distribution fee. Class B shares of Capital Appreciation prior to their inception reflect applicable Class C performance data. Class B performance shown is net of CDSC. Class B shares of the Portfolio are subject to a 5.00% CDSC which declines to 0.00% for shares held up to six years.

First Funds Intermediate Bond Portfolio

Intermediate Bond Portfolio Managers

Ted L. Flickinger, Jr. and Michael W. Holt

Mr. Flickinger is executive vice president for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 25-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

Mr. Holt is a Chartered Financial Analyst, holds a M.B.A. and is senior vice president for Martin & Company. Prior to joining the firm in 2002, he was senior vice president, fixed income portfolio manager, and head of fixed income research for Wachovia Asset Management. Mr. Holt’s 19-year investment career also includes being a fixed income portfolio manager with Third National Bank (now SunTrust) and a fixed income account representative with Morgan Keegan & Company.

Fiscal Year Review

Market Review and Portfolio Update

The Intermediate Bond Portfolio Class I finished 2005 with a return of 1.35%, just below the comparable Lehman Intermediate Government/Credit Index return of 1.57%.

The Federal Reserve Open Market Committee met four times over the last two quarters, raising the benchmark Fed Funds rate by 0.25% at each of the meetings, to 4.25%. But in its policy statement accompanying the last move, the Federal Reserve appeared to indicate a limit to additional tightening, assuming data regarding inflation and inflation expectations remains in check and the economy continues to grow at a reasonable rate.

In the third quarter of 2005, following two quarters of relative under performance, the credit sector of the bond market posted a good quarter as corporate yield spreads tightened. Within the quality sectors of the investment grade credit market, bonds rated BBB logged their best quarterly performance of 2005. The AAA, AA and A rated quality sectors of the market performed well as all three generated positive excess returns on a quarterly basis. The biggest news in the credit markets has been continued financial strains on the U.S. auto industry and the unrelenting credit pressures on the U.S. airline industry.

In the fourth quarter of 2005, the interest rate curve continued the flattening trend from the previous quarter, with short-term rates increasing more than long-term rates, in line with the Federal Reserve policy tightening. With the exception of longer-term securities, bond prices declined during the quarter. However, the drop in market prices was more than offset by coupon income, resulting in generally positive total returns across the bond market.

Treasuries, which are considered the safest and most liquid securities in the bond market, generated the highest return of the major sectors during the fourth calendar quarter. The Lehman Brothers Intermediate Credit Index posted a duration adjusted return that was ..25% below a comparable Treasury as credit spreads were generally wider across the entire corporate bond market.

The portfolio consistently maintained a target duration that was shorter than the benchmark Lehman Brothers Intermediate Government/Credit Index, beginning the third quarter at 76% of the benchmark’s duration and ending the fourth quarter at of 85% of the benchmark. The portfolio had a lower than benchmark allocation to Treasury securities and maintained an emphasis on corporate and agency investments during the period. As rates moved higher over the time period, the shorter than benchmark duration improved performance relative to the benchmark.

v

Industry Breakdown and Performance

Showing Percentage of Total Net Assets	as of December 31, 2005

U.S. Government & Agency Obligations		52.0%
Financials		30.8%
Banks	11.8%
Broker/Dealers	8.4%
Insurance	6.4%
Financial Services	3.6%
Leasing Company	0.6%
Industrials		12.4%
Money Market Mutual Funds		1.9%
Utilities		1.6%
Morgage-Backed Obligations		0.0%*

**Less than 0.05% of Net Assets

*** Other Assets in Excess of Liabilities - 1.3%

	Cumulative Total Return*	Average Annual Total Return*
	Since			Since
	Inception	1 Year	5 Year	Inception
Class I	50.33%	1.35%	4.93%	5.34%
Class A	42.06%	(2.52)%	3.94%	4.59%
Class B	40.07%	(3.37)%	3.84%	4.52%
Class C	39.95%	(0.41)%	4.17%	4.51%
Lehman Bros. Intermediate Gov’t/Credit Index	54.65%	1.57%	5.49%	5.72%

Comparison of Since Inception Change in Value of a $750,000 Investment in the First Funds Intermediate Bond Portfolio (Class I) and the Lehman Brothers Intermediate Government/Credit Index.

Please note: Class I inception is March 2, 1998. Minimum investment for Class I is $750,000. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Call First Funds at 800.442.1941 to obtain performance data current to the most recent month end.

*Total Returns are for the period ended 12/31/2005 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Class I inception date is 3/2/1998. The Portfolio commenced sales of Class A shares on 3/9/1998. These shares include a .25% shareholder services fee. Class A performance shown is based on a maximum 3.50% initial sales charge. On 5/19/1998, the Portfolio commenced sales of Class C shares, which include a .50% distribution fee and a .25% shareholder services fee. Quotation of Class C performance reflects a 1% Deferred Sales Load applied to redemptions made during the sixteen months after purchase. Without this load, the figures quoted would have been 0.59% for 1 Year. The Portfolio commenced sales of Class B shares on 10/28/2002. These shares include a 0.70% distribution fee. Class B shares prior to their inception reflect applicable Class C performance data. Class B shares of the Intermediate Bond Portfolio are subject to a 4.00% CDSC which declines to 0.00% for shares held up to six years. Treasury bonds are guaranteed as to the timely payment of interest and repayment of principal if held to maturity.

First Funds Tennessee Tax-Free Portfolio

Tennessee Tax-Free Portfolio Managers

Ted L. Flickinger, Jr.

Mr. Flickinger is executive vice president for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 25-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

Fiscal Year Review

Market Review and Portfolio Update

The Tennessee Tax-Free Portfolio Class I finished the 2005 calendar year with a full-year return of 1.44% after a fairly flat six months to close the year.

Municipal rates rose significantly in the third calendar quarter, with 7- to 15-year rates rising .20% to .30%. As a result, portfolios and funds which target indexes in the middle of the curve suffered. Municipal relative values dropped from 94% at the beginning of the quarter to 89% at quarter end as measured by the percentage of the 10-year AA rated General Obligation (GO) yield relative to the yield of a 10-year Treasury note. At the end of the quarter, municipals were trading at very close to their 1-year average value relative to Treasury rates.

The primary credit events of the quarter were Hurricanes Katrina and Rita, which created specific concerns for the municipal market. The hurricanes had an impact on issuers directly affected by the storms (primarily in Mississippi and Louisiana), bond insurers, and property and casualty insurers (buyers of municipal bonds). The net amount of exposure of the insurers, after reinsurance, is roughly $16 billion. But even if municipalities go into default, the bond insurers only pay the interest and principal currently due and very rarely is there an acceleration of the entire debt, minimizing the impact on insurer ratings.

As interest rates rose during the quarter, we extended the average maturity of the portfolio from 8.4 to 8.5 years.

The fourth calendar quarter of 2005 was the sixth consecutive quarter in which the yield curve from 1 to 10 years has flattened.

At the end of the fourth quarter a 10-year AA rated GO yielded around 4.0%, or 91% of a comparable Treasury. Ten-year AA municipals are more attractive relative to Treasuries than at the beginning of the quarter, when the yield of an AA GO was 89% of a Treasury.

The fourth quarter was another quarter of strong issuance in the Tennessee market, as issuers priced $571 million in debt, bringing the total for 2005 to $2.8 billion. Tennessee issuance was up from 2004, but still below the record total of $3.3 billion in 2003. The largest Tennessee deals in the fourth quarter were a $214 million deal by the Metropolitan Government of Nashville and Davidson County and a $145 million Tennessee State deal.

Industry Breakdown and Performance

Showing Percentage of Total Net Assets	as of December 31, 2005

General Obligation Bonds	53.1%
Health & Education	22.6%
Utilities	15.2%
Other	5.3%
Housing	2.3%
Money Market Mutual Funds	0.4%

**Other Assets in Excess of Liabilities - 1.1%

	Cumulative Total Return*	Average Annual Total Return*
	Since				Since
	Inception	1 Year	5 Year	10 Year	Inception
Class I	58.50%	1.44%	4.14%	4.64%	4.69%
Class A	49.25%	(2.64)%	3.08%	4.08%	4.08%
Class B	49.87%	(3.27)%	3.05%	4.05%	4.11%
Class C	51.91%	0.03%	3.62%	4.19%	4.25%
Lehman Bros. 10-Year Municipal Bond Index	74.91%	2.75%	5.44%	5.68%	5.72%

Comparison of Since Inception Change in Value of a $750,000 Investment in the First Funds

Tennessee Tax-Free Portfolio (Class I) and the Lehman Brothers 10-Year Municipal Bond Index.

Please note: Class I inception is December 15, 1995. Minimum investment for Class I is $750,000. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Call First Funds at 800.442.1941 to obtain performance data current to the most recent month end.

*Total Returns are for the period ended 12/31/2005 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Class I inception date is 12/15/1995. On 12/15/1995, the Portfolio also commenced sales of Class C shares, which include a .50% distribution fee. On 12/29/1995, the Portfolio commenced sales of Class A shares, which include a .25% shareholder services fee. Class A performance shown is based on a maximum 3.75% initial sales charge. Quotation of Class C performance reflects a 1% Deferred Sales Load applied to redemptions made during the first two years after purchase. Without this load, the figures quoted would have been 1.03% for 1 Year. The Portfolio commenced sales of Class B shares on 8/3/1999. These shares include a 0.70% distribution fee. Class B shares prior to their inception reflect applicable Class C performance data. Class B performance shown is net of CDSC. Class B shares of the Tennessee Tax-Free Portfolio are subject to a 4.00% CDSC which declines to 0.00% for shares held up to six years.

Definitions

Common Terms

	Moody’s Investors	Standard & Poor’s Corp.
	Services, Inc.	(Plus (+) or minus (-))
Prime	Aaa	AAA
Excellent	Aa	AA
Good	A	A
Average	Baa	BBB
Fair	Ba	BB
Poor	B	B
Marginal	Caa	C

Basis Point

Smallest measure of quoting yields on bonds and notes. One basis point is 0.01% of yield.

Bond Ratings

The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services: Moody’s and Standard & Poor’s. The ratings are used by thegovernment and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. However, since Moody’s and Standard & Poor’s rate bonds on a fee basis, some issuers choose not to be rated. Many non-rated (NR) issues are sound investments. The rating symbols of the two services are shown in the accompanying table. Moody’s ratings may be modified by the addition of 1, 2 and 3 to show relative standing within the major rating categories in which 1 indicates a ranking in the higher end of the category, 2 in a mid-range and 3 in the lower end of the category. Standard & Poor’s ratings may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Dividend

Net income distributed to shareholders generated by securities in a portfolio. The Intermediate Bond, Tennessee Tax-Free, and all the Money Market Portfolios pay dividends monthly. The Core Equity and Capital Appreciation Portfolios pay dividends annually.

Gain (or Loss)

If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss. A gain or loss is “realized” upon the sale of a security; if a Portfolio’s net gains exceed net losses, there may be a capital gain distribution to shareholders. There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

General Obligation Bonds

General Obligation Bonds (GOs) are debt-backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer’s general tax fund. Examples of GOs include sidewalk bonds, sewer bonds and street bonds. These bonds are also known as full faith and credit bonds because the debt is a general obligation of the issuer.

Insured Bonds

Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and/or interest of the issuer. Examples of such companies are MBIA(Municipal Bond Investors Assurance Corporation), and AMBAC (American Municipal Bond Assurance Corporation).

Net Asset Value (NAV)

NAV is the total value of all securities and other assets held by a portfolio, minus liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total value of your investment would be the NAV multiplied by the number of shares you own.

Revenue Bonds

Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are backed to the extent that the facility produces revenue to pay. Examples of revenue bonds include toll bridges, roads, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.

SEC Yield

The SEC Yield was mandated by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put performance presentations for all bond and money market funds on a level playing field. The SEC Yield does not take into account income derived from capital gains, option writing, futures, or return of capital. The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

Total Return

Total return measures a portfolio’s performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio. It may be expressed on an average annual basis or a cumulative basis (total change over a given period).

Indices

Standard & Poor’s 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks.

Lehman Brothers Intermediate Government/Credit Index, an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains. This index includes only investment-grade bonds with maturities of up to 10 years.

Lehman Brothers Intermediate Credit Index is designed to represent all investment grade corporate bonds with maturities between one and 10 years.

Russell 2000® Growth Index, measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index, is constructed to provide a comprehensive and unbiased small-cap barometer. The Russell 2000 includes the smallest 2000 securities in the Russell 3000.

Russell Top 200® Index, measures the largest 200 securities by market cap and approximately 68% of the U.S. market. This index constructed to provide a comprehensive and unbiased barometer for this very large cap segment. The Russell Top 200 includes the largest 200 securities in the Russell 3000.

Russell Midcap® Index, is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index includes the smallest 800 securities in the Russell 1000.

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Fund Expenses

As a shareholder of the Portfolios, you incur two potential types of costs. You incur transaction costs including sales charges, you also incur ongoing costs, including management fees, 12b-1 fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2005 and held until January 2, 2006.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

Core Equity Portfolio

		Beginning Account Value	Ending Account Value	Expense Paid During Period *
		7/1/05	1/2/06	(7/1/05-1/2/06)
Class I	Actual Fund Return	$1,000.00	$1,014.92	$4.06
	Hypothetical Fund Return	$1,000.00	$1,021.45	$4.07
Class A	Actual Fund Return	$1,000.00	$1,013.83	$5.34
	Hypothetical Fund Return	$1,000.00	$1,020.18	$5.35
Class B	Actual Fund Return	$1,000.00	$1,011.46	$9.17
	Hypothetical Fund Return	$1,000.00	$1,016.36	$9.20
Class C	Actual Fund Return	$1,000.00	$1,011.61	$9.17
	Hypothetical Fund Return	$1,000.00	$1,016.36	$9.20

Capital Appreciation Portfolio

		Beginning Account Value	Ending Account Value	Expense Paid During Period *
		7/1/05	1/2/06	(7/1/05-1/2/06)
Class I	Actual Fund Return	$1,000.00	$1,078.56	$5.67
	Hypothetical Fund Return	$1,000.00	$1,020.03	$5.51
Class A	Actual Fund Return	$1,000.00	$1,077.22	$6.99
	Hypothetical Fund Return	$1,000.00	$1,018.75	$6.79
Class B	Actual Fund Return	$1,000.00	$1,073.67	$10.94
	Hypothetical Fund Return	$1,000.00	$1,014.93	$10.63
Class C	Actual Fund Return	$1,000.00	$1,075.02	$10.94
	Hypothetical Fund Return	$1,000.00	$1,014.93	$10.63

Intermediate Bond Portfolio

		Beginning Account Value	Ending Account Value	Expense Paid During Period *
		7/1/05	1/2/06	(7/1/05-1/2/06)
Class I	Actual Fund Return	$1,000.00	$1,001.07	$3.16
	Hypothetical Fund Return	$1,000.00	$1,022.32	$3.19
Class A	Actual Fund Return	$1,000.00	$998.84	$4.43
	Hypothetical Fund Return	$1,000.00	$1,021.05	$4.48
Class B	Actual Fund Return	$1,000.00	$997.55	$6.72
	Hypothetical Fund Return	$1,000.00	$1,018.75	$6.79
Class C	Actual Fund Return	$1,000.00	$997.30	$6.97
	Hypothetical Fund Return	$1,000.00	$1,018.50	$7.05

Tennessee Tax-Free Portfolio

		Beginning Account Value	Ending Account Value	Expense Paid During Period *
		7/1/05	1/2/06	(7/1/05-1/2/06)
Class I	Actual Fund Return	$1,000.00	$999.64	$3.36
	Hypothetical Fund Return	$1,000.00	$1,022.12	$3.40
Class A	Actual Fund Return	$1,000.00	$998.38	$4.63
	Hypothetical Fund Return	$1,000.00	$1,020.84	$4.69
Class B	Actual Fund Return	$1,000.00	$996.11	$6.92
	Hypothetical Fund Return	$1,000.00	$1,018.55	$6.99
Class C	Actual Fund Return	$1,000.00	$997.11	$5.90
	Hypothetical Fund Return	$1,000.00	$1,019.57	$5.97

U.S. Government Money Market Portfolio

		Beginning Account Value	Ending Account Value	Expense Paid During Period *
		7/1/05	1/2/06	(7/1/05-1/2/06)
Class I	Actual Fund Return	$1,000.00	$1,017.42	$1.29
	Hypothetical Fund Return	$1,000.00	$1,024.21	$1.29
Class C	Actual Fund Return	$1,000.00	$1,016.15	$2.57
	Hypothetical Fund Return	$1,000.00	$1,022.93	$2.58

Municipal Money Market Portfolio

		Beginning Account Value	Ending Account Value	Expense Paid During Period *
		7/1/05	1/2/06	(7/1/05-1/2/06)
Class I	Actual Fund Return	$1,000.00	$1,011.72	$1.54
	Hypothetical Fund Return	$1,000.00	$1,023.95	$1.55
Class C	Actual Fund Return	$1,000.00	$1,010.47	$2.82
	Hypothetical Fund Return	$1,000.00	$1,022.68	$2.83

Cash Reserve Portfolio

		Beginning Account Value	Ending Account Value	Expense Paid During Period *
		7/1/05	1/2/06	(7/1/05-1/2/06)
Class I	Actual Fund Return	$1,000.00	$1,017.51	$1.54
	Hypothetical Fund Return	$1,000.00	$1,023.95	$1.55
Class B	Actual Fund Return	$1,000.00	$1,012.47	$6.67
	Hypothetical Fund Return	$1,000.00	$1,018.85	$6.69
Class C	Actual Fund Return	$1,000.00	$1,016.25	$2.83
	Hypothetical Fund Return	$1,000.00	$1,022.68	$2.83

*Expenses are equal to the Core Equity Portfolio annualized expense ratios of 0.79%, 1.04%, 1.79% and 1.79% for classes I, A, B & C, respectively; Capital Appreciation Portfolio annualized expense ratios of 1.07%, 1.32%, 2.07% and 2.07% for classes I, A, B & C, respectively; Intermediate Bond Portfolio annualized expense ratios of 0.62%, 0.87%, 1.32% and 1.37% for classes I, A, B & C, respectively; Tennessee Tax-Free Portfolio annualized expense ratios of 0.66%, 0.91%, 1.36% and 1.16% for classes I, A, B & C, respectively; U.S. Government Money Market Portfolio annualized expense ratio of 0.25% and 0.50% for classes I & C, respectively; Municipal Money Market Portfolio annualized expense ratios of 0.30% and 0.55% for classes I & C, respectively and Cash Reserve Portfolio annualized expense ratios of 0.30%, 1.30% and 0.55% for classes I, B & C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the half year period).

Portfolio of Investments

As of December 31, 2005 (Unaudited) - Showing Percentage of Total Net Assets

Core Equity Portfolio

	Shares	Value
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 16.8%
Media - 8.6%
Comcast Corp., Class A*	296,018	$7,604,702
McGraw-Hill Co., Inc.	212,860	10,989,962
Walt Disney Co.	496,000	11,889,120

TOTAL MEDIA		30,483,784

Motorcycle Manufacturers - 2.1%
Harley Davidson, Inc.	144,050	7,417,135

Retailing - 6.1%
Home Depot, Inc.	400,290	16,203,739
Kohl’s Corp.*	106,900	5,195,340

TOTAL RETAILING		21,399,079

TOTAL CONSUMER DISCRETIONARY		59,299,998

CONSUMER STAPLES - 11.9%
Discount Stores - 2.2%
Wal-Mart Stores, Inc.	166,200	7,778,160

Food, Beverage & Tobacco - 7.0%
Costco Wholesale Corp.	226,050	11,182,693
Pepsico, Inc.	228,300	13,487,964

TOTAL FOOD, BEVERAGE & TOBACCO		24,670,657

Household & Personal Products - 2.7%
Colgate-Palmolive Co.	172,425	9,457,511

TOTAL CONSUMER STAPLES		41,906,328

ENERGY - 4.9%
Energy - 4.9%
Exxon Mobil Corp.	208,100	11,688,977
GlobalSantaFe Corp.	118,100	5,686,515

TOTAL ENERGY		17,375,492

FINANCIALS - 27.4%
Banks - 3.4%
Wells Fargo & Co.	190,906	11,994,624

Diversified Financials - 5.8%
Capital One Financial Corp.	183,725	15,873,840
Federal Home Loan Mortgage	66,675	4,357,211

TOTAL DIVERSIFIED FINANCIALS		20,231,051

Insurance - 18.2%
AFLAC, Inc.	255,000	11,837,100
American International Group, Inc.	226,970	15,486,164
Fidelity National Financial, Inc.	202,720	7,458,069
Fidelity National Title Class A	90,476	2,203,091
Willis Group Holdings, Ltd.	351,715	12,992,352
XL Capital, Ltd., Class A	209,600	14,122,848

TOTAL INSURANCE		64,099,624

TOTAL FINANCIALS		96,325,299

HEALTHCARE - 6.6%
Healthcare Equipment & Supplies - 3.8%
Fisher Scientific International, Inc.*	51,500	$3,185,790
Medtronic, Inc.	177,750	10,233,068

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		13,418,858

Pharmaceuticals & Biotechnology - 2.8%
Pfizer, Inc.	427,915	9,978,978

TOTAL HEALTHCARE		23,397,836

INDUSTRIALS - 9.6%
Capital Goods - 4.0%
General Electric Co.	395,400	13,858,770

Industrial Machinery - 5.6%
Illinois Tool Works, Inc.	70,190	6,176,018
Ingersoll-Rand Co., Ltd.	339,700	13,713,689

TOTAL INDUSTRIAL MACHINERY		19,889,707

TOTAL INDUSTRIALS		33,748,477

INFORMATION TECHNOLOGY - 16.1%
Semiconductors - 4.0%
Analog Devices, Inc.	157,250	5,640,558
Intel Corp.	338,650	8,452,704

TOTAL SEMICONDUCTORS		14,093,262

Software - 4.8%
Microsoft Corp.	637,500	16,670,625

Technology Hardware & Equipment - 7.3%
Cisco Systems, Inc.*	536,400	9,183,168
Flextronics International, Ltd.*	954,876	9,968,905
Qualcomm, Inc.	153,800	6,625,704

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		25,777,777

TOTAL INFORMATION TECHNOLOGY		56,541,664

TELECOMMUNICATIONS - 2.5%
Telecommunication Services - 2.5%
Vodafone Group, plc ADR	411,075	8,825,780

TOTAL TELECOMMUNICATIONS		8,825,780

TOTAL COMMON STOCKS (Cost $300,535,225)		337,420,874

MONEY MARKET MUTUAL FUNDS - 4.2%
SSgA Prime Money Market Fund	7,522,072	7,522,072
SSgA U.S. Treasury Money Market Fund	7,324,877	7,324,877

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $14,846,949)		14,846,949

TOTAL INVESTMENTS (Cost $315,382,174)	100.0%	352,267,823
Other Assets in Excess of Liabilities	0.0%**	29,994
NET ASSETS	100.0%	$352,297,817

* Non-income producing security

**Less than 0.05% of net assets

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

Income Tax Information:

At December 31, 2005, the net unrealized appreciation based on cost for income tax purposes of $315,816,407 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$49,832,616

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(13,381,200)

Net unrealized appreciation	$36,451,416

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

Other Information:

Purchases and sales of securities other than short-term securities, for the six-months ended December 31, 2005, aggregated $34,356,003 and $85,193,376 respectively.

Capital Appreciation Portfolio

Due		Principal
Date	Coupon	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.8%
Federal Home Loan Mortgage Corporation
Discount Notes - 1.3%
01/23/06	4.19%	$355,000	$354,176
01/30/06	4.20%	1,330,000	1,325,810

TOTAL HOME LOAN MORTGAGE CORPORATION			1,679,986

Federal National Mortgage Association
Discount Note -1.5%
01/05/06	1.22%	1,810,000	1,809,633

TOTAL NATIONAL MORTGAGE ASSOCIATION			1,809,633

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,489,619)			3,489,619

	Shares
COMMON STOCKS - 95.1%
Business Services - 7.5%
Advisory Board Co.*	39,900	1,902,033
Euronet Worldwide, Inc.*	75,700	2,104,460
HouseValues, Inc.*	88,300	1,150,549
Portfolio Recovery Associates, Inc.*	48,600	2,256,984
Resources Connection, Inc.*	77,800	2,027,468

TOTAL BUSINESS SERVICES		9,441,494

Capital Goods - 3.7%
Lincoln Electric Holdings, Inc.	43,500	1,725,210
Mine Safety Appliances Co.	31,700	1,147,857
NCI Building Systems, Inc.*	41,400	1,758,672

TOTAL CAPITAL GOODS		4,631,739

Consumer Non-Durables - 14.3%
America’s Car Mart, Inc.*	28,750	474,950
Carter’s, Inc.*	37,400	2,200,990
Coach, Inc.*	87,800	2,927,252
Guitar Center, Inc.*	46,100	2,305,461
Hibbett Sporting Goods, Inc.*	132,030	3,760,215
Tractor Supply Co.*	25,600	1,355,264
Urban Outfitters, Inc.*	126,200	3,194,122
Warnaco Group, Inc.*	65,700	1,755,504

TOTAL CONSUMER NON-DURABLES		17,973,758

Consumer Services - 7.8%
BJ’s Restaurants, Inc.*	105,000	2,400,300
Cheesecake Factory, Inc.*	48,000	1,794,720
First Cash Financial Services, Inc.*	64,850	1,891,026
InPhonic, Inc.*	23,600	205,084
Sonic Corp.*	66,762	1,969,479
Strategic Hotel Capital, Inc.	78,700	1,619,646

TOTAL CONSUMER SERVICES		9,880,255

See accompanying Notes to Financial Statements.

	Shares	Value
Energy - 3.9%
Basic Energy Services, Inc.*	64,100	$1,278,795
Input/Output, Inc.*	173,000	1,216,190
SEACOR Holdings, Inc.*	20,100	1,368,810
Wh Energy Services, Llp*	32,200	1,065,176

TOTAL ENERGY		4,928,971

Financials - 8.1%
American Equity Investment Life Insurance Co.	114,700	1,496,835
Amerisafe, Inc.*	82,200	828,576
Brookline Bancorp, Inc.	72,200	1,023,074
Delphi Financial Group, Inc.	60,200	2,769,802
Midwest Banc Holdings, Inc.	53,100	1,181,475
RAIT Investment Trust	40,900	1,060,128
Signature Bank*	66,700	1,872,269

TOTAL FINANCIALS		10,232,159

Healthcare - 19.5%
Align Technology, Inc.*	150,600	974,382
Amylin Pharmaceuticals, Inc.*	34,500	1,377,240
CombinatoRx, Inc.*	43,200	353,376
Conceptus, Inc.*	93,800	1,183,756
Conor Medsystems, Inc.*	45,100	872,685
CV Therapeutics, Inc.*	91,000	2,250,430
Digene Corp.*	41,800	1,219,306
Encysive Pharmaceuticals, Inc.*	133,500	1,053,315
Immucor, Inc.*	53,650	1,253,264
Keryx Biopharmaceuticals, Inc.*	93,900	1,374,696
MGI PHARMA, Inc.*	109,300	1,875,588
Micrus Endovascular Corp.*	88,500	769,950
Nastech Pharmaceutical Co., Inc.*	112,400	1,654,528
Nektar Therapeutics*	97,100	1,598,266
Protein Design Labs, Inc.*	71,200	2,023,504
Rigel Pharmaceuticals, Inc.*	101,400	847,704
SeraCare Life Sciences, Inc.*	59,300	536,665
Telik, Inc.*	84,100	1,428,859
United Therapeutics Corp.*	27,600	1,907,712

TOTAL HEALTHCARE		24,555,226

Technology - 26.4%
Akamai Technologies, Inc.*	81,100	1,616,323
Cymer, Inc.*	32,700	1,161,177
ESCO Technologies, Inc.*	37,900	1,686,171
F5 Networks, Inc.*	29,400	1,681,386
FormFactor, Inc.*	9,100	222,313
Hutchinson Technology, Inc.*	29,000	825,050
Informatica Corp.*	115,900	1,390,800
iRobot Corp.*	19,000	633,270
Ixia*	87,100	1,287,338
Marchex, Inc.*	54,700	1,230,203
Micromuse, Inc.*	98,700	976,143
Microsemi Corp.*	54,100	1,496,406
NMS Communications Corp.*	106,800	372,732
O2Micro International, Ltd.*	143,900	1,464,902
Polycom, Inc.*	104,000	1,591,200
Rackable Systems, Inc.*	21,600	615,168
Redback Networks, Inc.*	128,500	1,806,710
SafeNet, Inc.*	21,700	699,174
Secure Computing Corp.*	107,900	1,322,854
Semtech Corp.*	82,900	1,513,754
SiRF Technology Holdings, Inc.*	45,900	1,367,820
Symmetricom, Inc.*	137,700	1,166,319
Tekelec*	119,500	1,661,050
Tessera Technologies, Inc.*	39,200	1,013,320
TIBCO Software, Inc.*	188,700	1,409,589
Websense, Inc.*	37,300	2,448,372
Witness Systems, Inc.*	30,100	592,067

TOTAL TECHNOLOGY		33,251,611

Transportation - 3.9%
Knight Transportation, Inc.	72,225	$1,497,224
Old Dominion Freight Line, Inc.*	60,750	1,639,035
Universal Truckload Services, Inc.*	75,400	1,734,200

TOTAL TRANSPORTATION		4,870,459

TOTAL COMMON STOCKS (Cost $101,040,783)		119,765,672

MONEY MARKET MUTUAL FUNDS - 1.9%
SSGA Prime Money Market Fund	1,202,842	1,202,841
SSGA U.S. Treasury Money Market Fund	1,202,457	1,202,457

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $2,405,298)		2,405,298

TOTAL INVESTMENTS (Cost $106,935,700)	99.8%	125,660,589
Other Assets in Excess of Liabilities	0.2%	225,907
NET ASSETS	100.0%	$125,886,496

*Non-income producing security

Income Tax Information:

At December 31, 2005, the net unrealized appreciation based on cost for income tax purposes of $107,050,462 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$24,132,788

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(5,522,661)

Net unrealized appreciation	$18,610,127

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

Other Information:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2005, aggregated $54,111,449 and $58,685,731 respectively.

See accompanying Notes to Financial Statements.

Intermediate Bond Portfolio

Due		Principal
Date	Coupon	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 52.0%
U.S. Treasury Notes - 13.9%
02/15/09	3.000%	$14,000,000	$13,436,724
08/15/10	4.125%	4,200,000	4,158,655
08/15/12	4.375%	14,175,000	14,173,342
02/15/15	4.000%	13,500,000	13,088,669

TOTAL U.S. TREASURY NOTES			44,857,390

Federal Farm Credit Bank - 1.7%
06/15/07	3.250%	2,500,000	2,447,918
07/21/08	3.150%	3,000,000	2,887,755

TOTAL FEDERAL FARM CREDIT BANK			5,335,673

Federal Home Loan Bank - 13.6%
11/15/06	4.125%	20,000,000	19,896,580
11/15/06	4.875%	13,000,000	13,012,324
10/05/07	3.375%	11,000,000	10,750,443

TOTAL FEDERAL HOME LOAN BANK			43,659,347

Federal Home Loan Mortgage Corporation - 15.4%
06/16/06	2.910%	14,500,000	14,390,568
01/05/07	6.700%	5,000,000	5,078,935
01/19/07	3.050%	2,500,000	2,456,460
09/15/07	3.500%	1,950,000	1,912,357
01/23/08	3.650%	10,540,000	10,317,353
03/15/09	5.750%	4,510,000	4,643,099
07/15/12	5.125%	1,810,000	1,843,089
01/30/14	5.000%	9,000,000	8,870,535

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			49,512,396

Federal National Mortgage Association - 7.4%
02/15/08	5.750%	2,850,000	2,907,302
02/01/11	6.250%	5,000,000	5,280,550
02/28/12	5.625%	11,000,000	11,019,800
08/01/12	5.250%	4,500,000	4,543,164

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			23,750,816

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $168,422,727)			167,115,622

CORPORATE BONDS & NOTES - 44.8%
FINANCIALS - 30.8%
Banks - 11.8%
AmSouth Bank*
02/01/08	6.450%	5,100,000	5,261,140
Bank of America Corp.
01/15/13	4.875%	4,940,000	4,885,477
First Union National Bank
02/15/10	7.875%	5,000,000	5,557,185
Key Bank
07/17/07	5.000%	5,500,000	5,499,329
Regions Bank
12/15/06	2.900%	2,530,000	2,475,974
Regions Financial Corp.
03/01/11	7.000%	$4,500,000	$4,918,432
Synovus Financial Corp.
02/15/13	4.875%	1,775,000	1,743,405
US Bank
02/04/14	6.300%	7,000,000	7,552,629

TOTAL BANKS			37,893,571

Broker/Dealers - 8.4%
Bear Stearns Co.
01/15/07	5.700%	6,330,000	6,380,178
Goldman Sachs Group, Inc.
01/15/11	6.875%	3,500,000	3,770,452
J.P. Morgan Chase & Co.
05/30/07	5.250%	4,065,000	4,083,419
Lehman Brothers, Inc.
01/18/12	6.625%	4,500,000	4,858,506
Merrill Lynch & Co., Inc.
01/30/06	2.940%	5,400,000	5,394,098
01/15/07	7.000%	2,580,000	2,637,250

TOTAL BROKER/DEALERS			27,123,903

Financial Services - 3.6%
General Electric Corp.
11/21/11	4.375%	6,710,000	6,514,518
Washington Mutual Bank
01/15/15	5.125%	5,000,000	4,885,245

TOTAL FINANCIAL SERVICES			11,399,763

Insurance - 6.4%
AIG Sunamerica Global Financing*
08/01/08	5.850%	5,000,000	5,105,165
Allstate Financial Global Funding II*
04/15/07	2.625%	7,665,000	7,428,435
Berkshire Hathaway, Inc.
10/15/13	4.625%	7,000,000	6,827,842
Cigna Corp.
01/15/06	6.375%	1,350,000	1,350,613

TOTAL INSURANCE			20,712,055

Leasing Company - 0.6%
International Lease Finance Corp.
01/17/06	4.000%	1,950,000	1,949,585

TOTAL FINANCIALS			99,078,877
INDUSTRIALS - 12.4%
Capital Goods - 0.4%
Boeing Capital Corp.
05/15/06	5.650%	1,125,000	1,130,016

Consumer Cyclicals - 2.1%
Ford Motor Credit Co.
01/25/07	6.500%	7,000,000	6,772,290

See accompanying Notes to Financial Statements.

Due		Principal
Date	Coupon	Amount	Value
INDUSTRIALS (CONTINUED)
Healthcare - 3.3%
Abbott Laboratories
07/01/06	5.625%	$3,500,000	$3,516,261
Bristol-Meyers Squibb Co.
10/01/11	5.750%	7,000,000	7,229,453

TOTAL HEALTHCARE			10,745,714

Telecommunications - 6.6%
AT&T Broadband
03/15/13	8.375%	5,095,000	5,897,345
BellSouth Corp.
10/15/11	6.000%	7,000,000	7,276,801
GTE Corp.
11/01/08	6.900%	5,000,000	5,139,825
Verizon Communications, Inc.
12/15/06	5.375%	3,000,000	3,009,882

TOTAL TELECOMMUNICATIONS			21,323,853

TOTAL INDUSTRIALS			39,971,873

UTILITIES - 1.6%
Gas - 1.6%
Consolidated Natural Gas Co.
12/01/14	5.000%	5,385,000	5,224,398

TOTAL UTILITIES			5,224,398

TOTAL CORPORATE BONDS & NOTES
(Cost $144,936,433)			144,275,148

MORTGAGE-BACKED OBLIGATIONS - 0.0%**
Government National Mortgage Association
Pool #26825
09/15/08	9.000%	2,640	2,754

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $2,567)			2,754

	Shares	Value

MONEY MARKET MUTUAL FUNDS - 1.9%
SSgA Prime Money Market Fund	5,940,532	5,940,532
SSgA Treasury Money Market Fund	14	14

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $5,940,546)		5,940,546

TOTAL INVESTMENTS
(Cost $319,302,273)	98.7%	317,334,070
Other Assets in Excess of Liabilities	1.3%	4,341,800
NET ASSETS	100.0%	$321,675,870

* Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $17,794,740 or 5.53% of net assets.

** Less than 0.05% of net assets

Income Tax Information:

At December 31, 2005, the net unrealized appreciation based on cost for income tax purposes of $319,302,273 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$2,258,181

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(4,226,384)

Net unrealized depreciation	$(1,968,203)

Other Information:

Purchases and sales of securities, other than short-term securities, for the six-months ended December 31, 2005, aggregated $11,195,870 and $38,412,480, respectively. Purchases and sales of U.S. government and agency securities, other than short-term securities, for the six-months ended December 31, 2005, aggregated $40,351,612 and $21,235,272, respectively.

See accompanying Notes to Financial Statements.

Tennessee Tax-Free Portfolio

Due		Bond Rating	Principal
Date	Coupon	Moody/S&P	Amount	Value

TENNESSEE MUNICIPAL OBLIGATIONS - 98.5%
GENERAL OBLIGATION BONDS - 53.1%
Blount County
04/01/17	5.000%, FGIC	Aaa/AAA	$1,500,000	$1,616,025
06/01/20	5.000%	Aaa/NR	1,125,000	1,194,694
Bradley County
03/01/10	4.250%, FGIC	Aaa/AAA	1,000,000	1,008,350
Crockett County
04/01/11	5.000%, AMBAC	Aaa/NR	500,000	510,090
Dickson County
06/01/16	5.000%, FGIC	Aaa/NR	1,535,000	1,637,553
12/01/17	5.000%	Aaa/NR	1,000,000	1,072,260
Franklin Special School District
06/01/12	5.100%	Aa2/NR	2,500,000	2,705,300
Franklin Water & Sewer
04/01/15	4.500%	Aaa/NR	1,700,000	1,791,120
04/01/17	5.000%	Aaa/NR	2,115,000	2,312,837
04/01/19	5.000%	Aaa/NR	1,120,000	1,225,728
Greene County
06/01/18	5.000%, MBIA	Aaa/NR	1,100,000	1,188,946
Grundy County
05/01/06	5.350%, FGIC	Aaa/AAA	300,000	302,037
Hamilton County
11/01/09	5.000%	Aa1/NR	3,100,000	3,254,442
11/01/15	5.300%	Aa1/NR	3,535,000	3,756,079
Johnson City
05/01/14	5.550%, FGIC	Aaa/AAA	2,250,000	2,312,505
Lawrenceburg Water & Sewer
07/01/15	5.500%, FSA	Aaa/AAA	1,330,000	1,439,698
Lincoln County
04/01/14	5.250%, FGIC	Aaa/NR	1,315,000	1,455,587
Madison County
04/01/18	5.000%	Aaa/NR	1,500,000	1,619,685
McNairy County
03/01/15	4.000%, MBIA	Aaa/NR	1,750,000	1,754,253
Metropolitan Nashville & Davidson County
02/01/17	5.000%	Aa2/AA	1,500,000	1,613,145
Montgomery County
05/01/16	4.750%	Aaa/NR	1,000,000	1,068,100
Roane County
05/01/14	4.000%, MBIA	Aaa/NR	500,000	508,845
Rutherford County
04/01/14	5.000%	Aa2/AA	4,000,000	4,243,400
Smith County
04/01/13	5.000%, AMBAC	Aaa/NR	1,020,000	1,106,853
Tennessee State
05/01/11	5.000%	Aa2/AA	4,160,000	4,456,234
Tipton County
04/01/12	5.250%, AMBAC	Aaa/NR	500,000	512,145
Warren County
06/01/12	5.000%, MBIA	Aaa/NR	1,845,000	1,989,334
Washington County
04/01/18	5.000%	Aaa/NR	1,420,000	1,533,302
Williamson County
04/01/12	5.000%	Aa1/NR	2,500,000	2,693,875
03/01/13	5.000%	Aa1/NR	2,500,000	2,658,400
03/01/14	5.000%	Aa1/NR	2,000,000	2,123,820

TOTAL GENERAL OBLIGATION BONDS				56,664,642

REVENUE BONDS - 45.4%
Facilities - 2.1%
Metropolitan Nashville & Davidson County
Sports Authority
07/01/19	5.000%	Aaa/AAA	$2,140,000	$2,281,647

Health & Education - 22.6%
Blount County
07/01/09	5.250%	Baa1/NR	2,765,000	2,858,678
Chattanooga
10/01/15	5.000%	NR/NR**	990,000	998,108
Franklin County
09/01/09	4.750%	NR/A+	1,310,000	1,345,278
Jackson
04/01/10	5.500%, AMBAC	Aaa/AAA	400,000	406,596
Johnson City
07/01/09	5.125%, MBIA	Aaa/AAA	2,000,000	2,105,860
Knox County Baptist Health
04/15/11	5.500%, CONLEE	Baa3/AAA	1,000,000	1,035,250
Knox County Children’s Hospital
07/01/12	4.500%	Baa1/BBB+	1,400,000	1,404,746
07/01/16	5.000%	Baa1/BBB+	3,810,000	3,908,031
Knox County Covenant Health
01/01/12	4.200%	NR/NR*	3,400,000	3,471,400
01/01/14	5.750%, MBIA	Aaa/AAA	1,000,000	1,131,070
01/01/18	5.500%	Aaa/AAA	2,000,000	2,161,080
Metropolitan Nashville & Davidson County
Vanderbilt University
07/01/14	5.375%	Aa2/AA	1,000,000	1,037,940
Shelby County
08/01/12	5.500%, MBIA	Aaa/AAA	650,000	664,255
Tennessee State School
Board Authority
05/01/11	5.500%	Aa3/AA-	500,000	510,810
05/01/18	5.000%	Aaa/AAA	1,000,000	1,066,740

TOTAL HEALTH & EDUCATION				24,105,842

Housing - 2.3%
Tennessee Housing
Development Agency
01/01/11	5.800%	Aa2/AA	400,000	410,468
07/01/16	4.900%	Aa2/AA	2,000,000	2,060,640

TOTAL HOUSING				2,471,108

Industrial Development - 3.2%
Chattanooga
10/01/16	5.400%, AMBAC	Aaa/AAA	3,210,000	3,445,325

Utilities - 15.2%
Harpeth Valley Utilities District
09/01/17	5.000%, MBIA	Aaa/NR	1,100,000	1,180,586
Johnson City Electric
05/01/10	5.400%, MBIA	Aaa/AAA	500,000	503,295
05/01/12	5.100%, MBIA	Aaa/AAA	1,500,000	1,548,555
Knoxville Electric
07/01/13	5.000%	Aa3/AA	1,000,000	1,065,230
Knoxville Water & Sewer
04/01/15	5.000%	Aa3/AA	1,350,000	1,464,196

See accompanying Notes to Financial Statements.

Due		Bond Rating	Principal
Date	Coupon	Moody/S&P	Amount	Value
REVENUE BONDS (CONTINUED)
Utilities (continued)
La Follette Electric
03/01/15	5.250%, AMBAC	Aaa/NR	$1,000,000	$1,022,460
03/01/17	4.500%, MBIA	Aaa/NR	1,000,000	1,031,000
Madison Utilities District
02/01/10	5.600%, MBIA	Aaa/AAA	500,000	521,715
Metropolitan Nashville & Davidson County
Electric
05/15/15	5.125%	Aa3/AA	1,000,000	1,057,250
05/15/18	5.000%	Aaa/AAA	1,000,000	1,066,760
Metropolitan Nashville & Davidson County
Water & Sewer
01/01/13	5.200%, FGIC	Aaa/AAA	1,500,000	1,642,275
Rutherford County
Utilities District
02/01/11	5.100%, FGIC	Aaa/NR	500,000	516,450
Sevier County Gas
05/01/11	5.400%, AMBAC	Aaa/NR	1,000,000	1,025,860
South Blount County
Water
12/01/17	5.00%, FGIC	Aaa/NR	1,000,000	1,066,620
West Wilson
Utilities District
06/01/17	5.000%, MBIA	Aaa/NR	1,390,000	1,493,499

TOTAL UTILITIES				16,205,751

TOTAL REVENUE BONDS				48,509,673

TOTAL TENNESSEE MUNICIPAL OBLIGATIONS
(Cost $102,961,105)				105,174,315

			Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.4%
Federated Tax Free Fund			732	732
SSGA Tax Free Fund			423,768	423,768

TOTAL MONEY MARKET MUTUAL FUNDS				424,500
(Cost $424,500)

TOTAL INVESTMENTS			98.9%	105,598,815
(Cost $103,385,605)
Other Assets in Excess of Liabilities			1.1%	1,132,439
NET ASSETS			100.0%	$106,731,254

* At December 31, 2005, this security was rated A by Fitch

** At December 31, 2005, this security was rated BBB- by Fitch

The Portfolio had the following insurance concentration of 10% or greater of net assets at December 31, 2005:

FGIC 10.8%

MBIA 14.6%

To simplify the listings of securities, abbreviations are used per the table below:

AMBAC	Ambac Financial Group, Inc.
CONLEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association

Income Tax Information:

At December 31, 2005, the net unrealized appreciation based on cost for income tax purposes of $103,385,605 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$2,460,371

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(247,161)

Net unrealized appreciation	$2,213,210

Other Information:

Purchases and sales of securities, other than short-term securities, for the six-months ended December 31, 2005, aggregated $16,488,130 and $31,896,007, respectively.

Ratings:

The Moody and S&P ratings are believed to be the most recent ratings at December 31, 2005.

See accompanying Notes to Financial Statements.

U.S. Government Money Market Portfolio

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 100.2%
Federal Farm Credit Bank - 7.9%
01/03/06*	4.260%	$5,000,000	$4,998,609
01/03/06*	4.280%	5,000,000	5,000,178

TOTAL FEDERAL FARM CREDIT BANK			9,998,787

Federal Home Loan Bank - 15.2%
01/03/06**	3.400%	2,608,000	2,608,000
01/11/06**	4.040%	1,500,000	1,498,654
01/21/06*	4.260%	10,000,000	9,996,148
02/02/06*	4.150%	5,000,000	4,998,380

TOTAL FEDERAL HOME LOAN BANK			19,101,182

Federal Home Loan Mortgage Corporation - 69.6%
01/03/06**	4.180%	7,000,000	7,000,000
01/03/06**	4.200%	600,000	600,000
01/24/06**	4.200%	10,200,000	10,175,018
01/24/06**	4.170%	500,000	498,775
01/30/06**	4.210%	40,000,000	39,873,833
01/30/06**	4.170%	10,000,000	9,968,458
01/30/06**	4.200%	9,104,000	9,075,284
01/31/06**	4.210%	10,000,000	9,967,282
01/31/06**	4.150%	600,000	598,037

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			87,756,687

Federal National Mortgage Association - 7.5%
01/25/06**	4.200%	500,000	498,717
01/26/06**	4.220%	706,000	704,097
01/27/06**	4.220%	4,500,000	4,487,362
01/27/06**	4.200%	3,000,000	2,991,574
01/27/06**	4.220%	804,000	801,742

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			9,483,492

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS			126,340,148

TOTAL INVESTMENTS		100.2%	126,340,148
Liabilities in Excess of Other Assets		-0.2%	(221,802)
NET ASSETS		100.0%	$126,118,346

* Floating or variable rate security rate disclosed as of December 31, 2005. Maturity date represents the next interest rate reset date.

**Discount Note.

Income Tax Information:

The cost for Federal income tax purposes $126,340,148

See accompanying Notes to Financial Statements.

Municipal Money Market Portfolio

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value

MUNICIPAL BONDS & NOTES - 99.8%
California - 2.2%
California State Water & Power Supply
01/05/06*	3.450%, BYLAN	$3,100,000	$3,100,000

Colorado -1.4%
Denver Urban Renewal Authority
01/05/06*	3.600%, LLOYDS	1,000,000	1,000,000
Housing & Financial Authority
07/05/06	2.750%, TRINITY	1,000,000	1,000,000

TOTAL COLORADO			2,000,000

Connecticut - 2.5%
Connecticut State Health & Educational Facilities
01/04/06*	3.400%, YALUNI	3,500,000	3,500,000

Delaware - 2.8%
Delaware Economic Development Authority
01/05/06*	3.590%, AIB	3,900,000	3,900,000

Georgia - 2.3%
Georgia Local Government
01/05/06*	3.590%, MBIA; BAC	3,200,000	3,200,000

Illinois - 6.1%
Chicago Board of Education
01/04/06*	3.460%, FGIC; MER	1,000,000	1,000,000
Illinois Educational Facilities Authority
01/04/06*	3.580%, FITB	1,600,000	1,600,000
Metropolitan Pier & Exposition Authority
01/05/06*	3.590%, MBIA; GS	1,000,000	1,000,000
Rockford Industrial Development
01/05/06*	3.640%, MI	3,885,000	3,885,000
Will County School District
01/05/06*	3.590%, FSA; MER	1,000,000	1,000,000

TOTAL ILLINOIS			8,485,000

Indiana - 1.4%
Hendricks County Industrial Redevelopment
01/05/06*	3.700%, HBAN	1,000,000	1,000,000
Indiana Transportation Financial Authority
01/05/06*	3.570%, FGIC; BK	1,000,000	1,000,000

TOTAL INDIANA			2,000,000

Louisiana - 5.7%
Louisiana Housing Financial Agency
01/05/06*	3.560%, FNMA	2,935,000	2,935,000
Louisiana Local Government
01/05/06*	3.590%, RGBK	1,000,000	1,000,000
Louisiana Public Facilities Authority
01/05/06*	3.530%, RGBK	4,000,000	4,000,000

TOTAL LOUISIANA			7,935,000

Massachusetts - 3.5%
Massachusetts State Development
01/03/06*	3.740%, XL; SOCGEN	$4,920,000	$4,920,000

Michigan - 1.2%
Detroit Economic Development
01/05/06*	3.590%, CF	1,725,000	1,725,000

Minnesota - 6.3%
Hennepin County
01/05/06*	3.380%, STT	2,160,000	2,160,000
Minneapolis
01/05/06*	3.380%, DEXGRP	2,550,000	2,550,000
01/05/06*	3.380%, DEXGRP	100,000	100,000
Minnesota State Higher Education Facilities
01/05/06*	3.380%, WFC	4,000,000	4,000,000

TOTAL MINNESOTA			8,810,000

Mississippi - 5.4%
Jackson County Pollution Control
01/03/06*	3.700%, CVX	3,000,000	3,000,000
Mississippi Development Bank
01/05/06*	3.610%, ABK; BNP	3,525,000	3,525,000
07/19/06*	2.830%, ABK; WB	1,000,000	1,000,000

TOTAL MISSISSIPPI			7,525,000

Multiple States - 0.4%
Clipper Tax-Exempt
01/05/06*	3.630%, FGIC; MBIA; STT	500,000	500,000
New Jersey - 10.4%
New Jersey Economic Development
01/05/06*	3.540%, FSA; MER	700,000	700,000
New Jersey State Educational Facilities
01/03/06*	3.700%, PRINCETON	4,500,000	4,500,000
New Jersey State Transportation
01/05/06*	3.540%, FSA; MWD	3,000,000	3,000,000
Union County Industrial Pollution Control
01/03/06*	3.540%, XOM	4,900,000	4,900,000
Vernon
01/13/06	3.250%	1,436,900	1,437,249

TOTAL NEW JERSEY			14,537,249

New York - 13.0%
New York
01/03/06*	3.650%, BK	4,500,000	4,500,000
01/03/06*	3.650%, WESTLB	4,000,000	4,000,000
Jay Development, Corp.
01/04/06*	3.360%	5,800,000	5,800,000
Triborough Bridge & Tunnel Authority
01/05/06*	3.530%, BAC	3,800,000	3,800,000

TOTAL NEW YORK			18,100,000

See accompanying Notes to Financial Statements.

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value

Ohio - 6.5%
Akron ABN AMRO Munitops
01/05/06*	3.540%, FGIC; AAB	$4,530,000	$4,530,000
Napoleon
07/27/06	4.000%	925,000	930,809
Ohio State Higher Educational Facility
01/05/06*	3.590%, KEY	1,575,000	1,575,000
Tuscarawas County Hospital Facilities
01/05/06*	3.580%, LLOYDS; MER	2,060,000	2,060,000

TOTAL OHIO			9,095,809

Pennsylvania - 23.0%
Chester County Industrial
Development Authority
01/04/06*	3.550%, RBS	1,250,000	1,250,000
Delaware County Industrial Development
01/03/06*	3.710%, UPS	5,900,000	5,900,000
Harrisburg Authority
01/05/06*	3.510%, ABK; WESTLB	6,000,000	6,000,000
Pennsylvania State Turnpike
01/05/06*	3.510%, FSA; JPM	2,700,000	2,700,000
Philadelphia Authority Healthcare Facility
01/05/06*	3.540%, COMMBK	200,000	200,000
Union County Hospital Authority
02/01/06*	2.450%, ASSET; BAC	1,500,000	1,500,000
Upper Merion Municipal Utility Authority
01/05/06*	3.540%, COMMBK	4,000,000	4,000,000
York General Authority
01/06/06*	3.590%, MTB	3,885,000	3,885,000
Pennsylvania State Higher Educational Facilities
01/05/06*	3.540%, COMMBK	1,200,000	1,200,000
South Fork Municipal Authority
01/03/06*	3.750%, MBIA; CRDSUI	5,445,000	5,445,000

TOTAL PENNSYLVANIA			32,080,000

South Carolina - 1.4%
South Carolina Economic Development Authority
01/05/06*	3.560%, ASSET; RY	2,000,000	2,000,000

Tennessee - 0.4%
Memphis
01/04/06*	3.620%, WESTLB	470,000	470,000

Texas - 2.3%
Comal Independent School District
01/05/06*	3.610%, BK	3,260,000	3,260,000

Wisconsin - 1.6%
Wisconsin State Health & Educational Facilities
01/05/06*	3.560%, USB	1,000,000	1,000,000
01/05/06*	3.530%, WFC	1,250,000	1,250,000

TOTAL WISCONSIN			2,250,000

TOTAL MUNICIPAL BONDS & NOTES			139,393,058

TOTAL INVESTMENTS		99.8%	139,393,058
Other Assets in Excess of Liabilities		0.2%	319,291
NET ASSETS		100.0%	$139,712,349

*Floating or variable rate security - rate disclosed as of December 31, 2005. Maturity date represents the next interest rate reset date.

To simplify the listings of securities, abbreviations are used per the table below:

AAB	ABN AMRO Holding N.V.
ABK	AMBAC Financial Group, Inc.
AIB	Allied Irish Bank, plc
ASSET	Radian Asset Assurance
BAC	Bank of America Corp.
BK	Bank of New York Co.
BNP	BNP Paribas
BYLAN	Bayerische Landesbank
CF	Charter One Financial, Inc.
COMMBK	Commerce Bancorp, Inc.
CRDSUI	Credit Suisse Group
CVX	Chevron Corp.
DEXGRP	Dexia Bank
FGIC	Financial Guaranty Insurance Co.
FITB	Fifth Third Bancorp
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GS	Goldman Sachs Group, Inc.
HBAN	Huntington Bancshares, Inc.
JPM	J.P. Morgan Chase & Co.
KEY	Keycorp
LLOYDS	Lloyds TSB Group, plc
MBIA	Municipal Bond Insurance Association, Inc.
MER	Merrill Lynch & Co., Inc.
MI	Marshall & Ilsley Corp.
MTB	M&T Bank Corp.
MWD	Morgan Stanley
PRINCETON	Princeton University
RGBK	Regions Financial Corp.
RBS	Royal Bank of Scotland Group
RY	Royal Bank of Canada
SOCGEN	Societe Generale
STT	State Street Corp.
TRINITY	Trinity Funding Corp.
UPS	United Parcel Service of America, Inc.
USB	U.S. Bancorp
WB	Wachovia Corp.
WESTLB	WestLB AG
WFC	Wells Fargo & Co.
XL	XL Capital, Ltd.
XOM	Exxon Mobile Corp.
YALUNI	Yale University

Income Tax Information:

The cost for Federal income tax purposes - $139,393,058

See accompanying Notes to Financial Statements.

Cash Reserve Portfolio

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value

CERTIFICATES OF DEPOSIT - 9.2%
Depository Institutions - 9.2%
Washington Mutual Bank
01/17/06	4.300%	$11,000,000	$10,999,957
Wells Fargo & Co.
01/23/06	4.290%	11,000,000	11,000,000

TOTAL DEPOSITORY INSTITUTIONS			21,999,957

TOTAL CERTIFICATES OF DEPOSIT			21,999,957

COMMERCIAL PAPER - 82.9%
Asset-Backed Securities - 50.4%
Atlantic Asset Management, llc
01/11/06	4.310%	5,100,000	5,095,115
Atomium Funding Corp.
01/23/06	4.250%	5,910,000	5,896,046
Barton Capital Corp.
01/12/06	4.260%	11,000,000	10,988,285
Cafco, llc
01/26/06	4.210%	10,000,000	9,973,103
Galaxy Funding
01/03/06	4.150%	8,617,000	8,617,000
Grampian Funding, llc
01/30/06	4.320%	12,000,000	11,961,120
Lake Constance Funding, llc
01/09/06	4.300%	3,600,000	3,597,420
01/10/06	4.260%	8,000,000	7,993,373
Lockhart Funding, llc
01/17/06	4.260%	10,000,000	9,983,433
Ranger Funding Co., llc
01/25/06	4.310%	12,000,000	11,968,393
Scaldis Capital, llc
01/25/06	4.210%	11,000,000	10,971,700
Solitare Funding, llc
01/23/06	4.240%	11,700,000	11,672,440
Thames Asset Global
01/17/06	4.220%	3,440,000	3,434,354
Variable Funding Capital
01/20/06	4.260%	8,760,000	8,742,378

TOTAL ASSET-BACKED SECURITIES			120,894,160

Broker/Dealers - 3.8%
Credit Suisse First Boston, llc
01/26/06	4.150%	9,115,000	9,090,833

Business & Credit Institutions - 4.6%
National Rural Utilities Coop.
01/11/06	4.250%	11,000,000	10,989,611

Depository Institutions - 12.7%
DEPFA Bank, plc
01/18/06	4.210%	9,550,000	9,533,248
Dexdel
01/09/06	4.280%	10,000,000	9,992,867
HSH Nordbank
01/12/06	4.300%	11,000,000	10,988,175

TOTAL DEPOSITORY INSTITUTIONS			30,514,290

Financial Services - 3.6%
CIT Group, Inc.
01/23/06	4.300%	$8,599,000	$8,578,458

Life Insurance - 4.9%
Prudential Funding Corp.
01/20/06	4.270%	11,700,000	11,676,408

Mortgage Bankers Correspondents - 2.9%
Countrywide Financial Corp.
01/03/06	4.250%	7,007,000	7,007,000

TOTAL COMMERCIAL PAPER			198,750,760

CORPORATE NOTES - 8.0%

Asset Backed Securities - 0.4%
Racers Trust**
01/23/06*	4.370%	1,000,000	1,000,000

Broker/Dealers - 2.5%
Bear Stearns
01/30/06*	4.419%	6,000,000	6,000,000

Depository Institutions - 5.1%
HBOS Treasury Services, plc**
03/24/06*	4.569%	10,000,000	10,000,000
Westpac Banking Corp.
03/13/06*	4.490%	2,250,000	2,250,000

TOTAL DEPOSITORY INSTITUTIONS			12,250,000

TOTAL CORPORATE NOTES			19,250,000

TOTAL INVESTMENTS		100.1%	240,000,717
Liabilities in Excess of Other Assets		-0.1%	(201,821)
NET ASSETS		100.0%	239,798,896

* Floating or variable rate security - rate disclosed as of December 31, 2005. Maturity date represents the next interest rate reset date.

**Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $11,000,000 or 4.59% of net assets.

Income Tax Information:

The cost for Federal income tax purposes - $240,000,717

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2005 (Unaudited)

	Core Equity Portfolio	Capital Appreciation Portfolio
Assets:
Investments, at value (cost -see below)	$352,267,823	$125,660,589
Receivable for investments sold	0	1,815,349
Receivable for portfolio shares sold	152,345	87,431
Dividends receivable	597,600	31,951
Interest receivable	65,069	7,431
Other assets	28,339	14,413
Total Assets	353,111,176	127,617,164

Liabilities:
Payable for investments purchased	0	1,525,169
Payable for portfolio shares redeemed	254,852	14,174
Accrued management fee	166,374	80,279
Accrued administration fee	43,690	12,916
Accrued co-administration fee	12,365	6,765
Accrued distribution fee	36,018	1,886
Accrued shareholder servicing fee	26,907	1,488
Other payables and accrued expenses	273,153	87,991
Total Liabilities	813,359	1,730,668
Net Assets	$352,297,817	$125,886,496

Net Assets Consist of:
Paid in capital	$306,439,430	$107,597,837
(Over)/Undistributed net investment income	16,869	(410,797)
Accumulated net realized gain/(loss) on investments	8,955,869	(25,433)
Net unrealized appreciation in value of investments	36,885,649	18,724,889
Net Assets	$352,297,817	$125,886,496

Cost of Investments	$315,382,174	$106,935,700

Net Asset Value Per Share
Net Assets
Class I	$268,019,723	$118,318,625
Class A	$40,301,353	$5,084,762
Class B	$8,269,166	$1,880,004
Class C	$35,707,575	$603,105

Shares of beneficial interest outstanding of $.01 par value, unlimited shares authorized
Class I	15,770,463	9,742,101
Class A	2,382,302	431,391
Class B	511,772	164,253
Class C	2,240,578	54,996

Net Asset Value and redemption price per share
Class I	$17.00	$12.15
Class A	$16.92	$11.79
Class B	$16.16	$11.45
Class C	$15.94	$10.97

Maximum offering price per share
Class I (no sales charge)	$17.00	$12.15
Class A (net asset value plus maximum sales charge of 5.75% of offering price)	$17.95	$12.51
Class B (no sales charge)	$16.16	$11.45
Class C (no sales charge)	$15.94	$10.97

See accompanying Notes to Financial Statements.

	Intermediate Bond Portfolio	Tennessee Tax-Free Portfolio
Assets:
Investments, at value (cost -see below)	$317,334,070	$105,598,815
Receivable for portfolio shares sold	259,490	229,661
Interest receivable	4,860,679	1,463,139
Other assets	21,078	2,991
Total Assets	322,475,317	107,294,606

Liabilities:
Payable for portfolio shares redeemed	51,854	110,520
Accrued management fee	81,502	26,814
Accrued administration fee	34,507	11,827
Accrued co-administration fee	25,553	8,829
Dividends payable	420,299	309,832
Accrued distribution fee	1,904	5,522
Accrued shareholder servicing fee	6,308	1,884
Other payables and accrued expenses	177,520	88,124
Total Liabilities	799,447	563,352
Net Assets	$321,675,870	$106,731,254

Net Assets Consist of:
Paid in capital	$323,719,604	$104,243,018
Undistributed net investment income	305,102	31,743
Accumulated net realized gain/(loss) on investments	(380,633)	243,283
Net unrealized appreciation/(depreciation) in value of investments	(1,968,203)	2,213,210
Net Assets	$321,675,870	$106,731,254

Cost of Investments	$319,302,273	$103,385,605

Net Asset Value Per Share
Net Assets
Class I	$298,184,944	$91,970,705
Class A	$21,265,916	$7,780,651
Class B	$314,023	$2,712,121
Class C	$1,910,987	$4,267,777

Shares of beneficial interest outstanding of $.01 par value, unlimited shares authorized
Class I	29,817,357	9,206,038
Class A	2,128,233	777,299
Class B	31,401	271,438
Class C	190,928	426,806

Net Asset Value and redemption price per share
Class I	$10.00	$9.99
Class A	$9.99	$10.01
Class B	$10.00	$9.99
Class C	$10.01	$10.00

Maximum offering price per share
Class I (no sales charge)	$10.00	$9.99
Class A (net asset value plus maximum sales charge of 3.50% and 3.75%, respectively, of offering price)	$10.35	$10.40
Class B (no sales charge)	$10.00	$9.99
Class C (no sales charge)	$10.01	$10.00

See accompanying Notes to Financial Statements.

	U.S. Government Money Market Portfolio	Municipal Money Market Portfolio	Cash Reserve Portfolio
Assets:
Investments, at value	$126,340,148	$139,393,058	$240,000,717
Cash	1,298	27,578	1,010
Interest receivable	128,827	506,891	87,743
Other assets	4,433	4,350	19,116
Total Assets	126,474,706	139,931,877	240,108,586

Liabilities:
Dividends payable	290,659	131,476	137,512
Accrued management fee	10,310	13,325	18,553
Accrued administration fee	5,194	5,120	10,549
Accrued co-administration fee	3,627	5,000	10,843
Accrued distribution fee	2,034	15,582	47,414
Other payables and accrued expenses	44,536	49,025	84,819
Total Liabilities	356,360	219,528	309,690
Net Assets	$126,118,346	$139,712,349	$239,798,896

Net Assets Consist of:

Paid in capital	$126,143,680	$139,716,038	$239,806,168
(Over)/undistributed net investment income	(13,154)	450	13,961
Accumulated net realized loss on investments	(12,180)	(4,139)	(21,233)
Net Assets (1)	$126,118,346	$139,712,349	$239,798,896

Net Asset Value, offering price and redemption price per share	$1.00	$1.00	$1.00

		Shares of Beneficial Interest
	Net	Outstanding, ($.01 par value,
(1)	Assets	unlimited shares authorized)
U.S. Government Money Market
Class I	$117,832,046	117,843,868
Class C	$8,286,300	8,285,810
Municipal Money Market
Class I	$45,348,300	45,355,789
Class C	$94,364,049	94,363,262
Cash Reserve
Class I	$27,925,897	27,927,351
Class B	$217,164	217,166
Class C	$211,655,835	211,666,325

See accompanying Notes to Financial Statements.

Statements of Operations

For the Six Months Ended December 31, 2005 (Unaudited)

	Core Equity Portfolio	Capital Appreciation Portfolio
Investment Income:
Dividends (Net of foreign withholding taxes of $17,309 and $5)	$3,592,822	$162,624
Interest	265,978	140,390
Total Investment Income	3,858,800	303,014

Expenses:
Management fee	1,271,747	96,941
Co-Management fee	0	432,816
Administration fee	225,001	74,321
Co-administration fee	166,305	54,933
Fund accounting fee	41,061	13,855
Custody fee	33,685	20,615
Transfer agent fee	173,736	37,354
Blue sky fee	18,504	16,125
Distribution fee:
Class B	53,651	7,852
Class C	150,840	2,411
Shareholder servicing fee:
Class A	61,773	10,291
Class C	50,280	804
Trustees fee	22,086	3,821
Audit & tax	15,108	10,708
Legal	22,944	7,797
Reports to shareholders	103,780	0
Miscellaneous	29,921	3,951
Total Expenses Before Waiver	2,440,422	794,595
Waiver of expenses	(586,960)	(80,784)
Net Expenses	1,853,462	713,811

Net Investment Income/(Loss)	2,005,338	(410,797)

Net realized gain on investments	10,518,213	3,696,590
Change in net unrealized appreciation/depreciation	(6,864,971)	5,987,063

Net gain on investments	3,653,242	9,683,653

Net Increase in Net Assets From Operations	$5,658,580	$9,272,856

See accompanying Notes to Financial Statements.

	Intermediate Bond Portfolio	Tennessee Tax-Free Portfolio

Interest Income:	$7,220,083	$2,568,880

Expenses:
Management fee	813,527	294,398
Administration fee	191,623	67,712
Co-administration fee	141,634	50,048
Fund accounting fee	33,851	14,253
Custody fee	21,194	8,721
Transfer agent fee	81,302	36,087
Blue sky fee	19,509	11,859
Distribution fee:
Class B	1,243	10,260
Class C	7,992	17,634
Shareholder servicing fee:
Class A	25,683	10,717
Class C	2,664	5,878
Trustees fee	8,392	2,674
Audit & tax	11,045	7,968
Legal	12,842	5,788
Miscellaneous	13,091	5,289
Total Expenses Before Waiver	1,385,592	549,286
Waiver of expenses	(316,306)	(129,516)
Net Expenses	1,069,286	419,770

Net Investment Income	6,150,797	2,149,110

Net realized gain/(loss) on investments	(304,608)	445,249
Change in net unrealized appreciation/depreciation	(5,645,340)	(2,712,150)

Net loss on investments	(5,949,948)	(2,266,901)

Net Increase/(Decrease) in Net Assets From Operations	$200,849	$(117,791)

See accompanying Notes to Financial Statements.

	U.S. Government Money Market Portfolio	Municipal Money Market Portfolio	Cash Reserve Portfolio

Interest Income:	$2,460,271	$1,150,983	$4,422,540

Expenses:
Management fee	33,078	21,318	58,149
Co-Management fee	52,924	34,110	93,038
Administration fee	33,078	21,318	58,149
Co-administration fee	33,078	21,318	58,149
Fund accounting fee	9,262	5,970	16,281
Custody fee	6,616	4,264	11,630
Transfer agent fee	19,175	12,083	40,884
Blue sky fee	9,104	6,046	17,937
Distribution fee:
Class B	—	—	818
Class C	18,391	85,171	464,415
Trustees fee	3,296	2,652	5,747
Audit & tax	12,261	3,915	14,330
Legal	5,397	2,508	12,363
Reports to shareholders	1,581	0	5,468
Miscellaneous	6,653	4,349	8,298
Total Expenses Before Waiver	243,894	225,022	865,656
Waiver of expenses	(68,288)	(49,803)	(257,921)
Net Expenses	175,606	175,219	607,735

Net Investment Income	2,284,665	975,764	3,814,805

Net realized gain/(loss) on investments	(224)	2,581	(1,812)

Net Increase in Net Assets From Operations	$2,284,441	$978,345	$3,812,993

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Core Equity Portfolio		Capital Appreciation Portfolio
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended December 31,	Ended June 30,	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005	2005 (Unaudited)	2005

Operations:
Net investment income/(loss)	$2,005,338	$6,744,969	$(410,797)	$(1,050,284)
Net realized gain on investments	10,518,213	16,190,166	3,696,590	4,865,158
Change in net unrealized appreciation/depreciation	(6,864,971)	(25,614,421)	5,987,063	(1,810,203)
Net increase/(decrease) in net assets from operations	5,658,580	(2,679,286)	9,272,856	2,004,671

Distributions:
From net investment income:
Class I	(4,137,858)	(2,885,565)	0	0
Class A	(639,723)	(486,256)	0	0
Class B	(135,750)	(39,774)	0	0
Class C	(586,487)	(138,632)	0	0
From net realized gain:
Class I	(8,388,491)	(20,017,674)	(1,825,793)	0
Class A	(1,296,883)	(4,075,437)	(83,036)	0
Class B	(275,201)	(767,495)	(31,020)	0
Class C	(1,188,960)	(2,568,921)	(10,161)	0
Net decrease in net assets from distributions	(16,649,353)	(30,979,754)	(1,950,010)	0

Share Transactions:
Proceeds from sales of shares	9,160,657	46,620,179	5,156,442	22,435,582
Reinvested dividends	11,840,306	22,708,743	1,652,410	0
Cost of shares redeemed	(72,943,449)	(209,699,652)	(9,122,380)	(14,126,468)
Net increase/(decrease) in net assets from share transactions	(51,942,486)	(140,370,730)	(2,313,528)	8,309,114

Net increase/(decrease) in net assets	(62,933,259)	(174,029,770)	5,009,318	10,313,785

Net Assets:
Beginning of period	415,231,076	589,260,846	120,877,178	110,563,393

End of period*	$352,297,817	$415,231,076	$125,886,496	$120,877,178

*Includes (over)/undistributed net investment income of	$16,869	$3,511,349	$(410,797)	$0

See accompanying Notes to Financial Statements.

	Intermediate Bond		Tennessee Tax-Free
	Portfolio		Portfolio
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended December 31,	Ended June 30,	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005	2005 (Unaudited)	2005
Operations:
Net investment income	$6,150,797	$12,951,280	$2,149,110	$5,426,046
Net realized gain/(loss) on investments	(304,608)	1,212,446	445,249	1,653,247
Change in net unrealized appreciation/depreciation	(5,645,340)	(782,732)	(2,712,150)	312,730
Net increase/(decrease) in net assets from operations	200,849	13,380,994	(117,791)	7,392,023

Distributions:
From net investment income:
Class I	(5,757,829)	(12,211,126)	(1,881,858)	(4,835,024)
Class A	(356,100)	(660,325)	(147,853)	(322,303)
Class B	(5,350)	(15,463)	(44,066)	(101,555)
Class C	(31,518)	(63,915)	(75,333)	(166,899)
From net realized gain:
Class I	(641,396)	(1,474,110)	(1,534,757)	(452,402)
Class A	(45,699)	(84,766)	(126,561)	(29,363)
Class B	(673)	(2,387)	(44,027)	(11,661)
Class C	(4,105)	(9,467)	(69,701)	(17,574)
Net decrease in net assets from distributions	(6,842,670)	(14,521,559)	(3,924,156)	(5,936,781)

Share Transactions:
Proceeds from sales of shares	13,879,540	45,571,511	4,157,983	15,404,133
Reinvested dividends	4,378,791	8,990,352	568,322	737,619
Cost of shares redeemed	(28,211,946)	(104,008,154)	(18,160,877)	(55,849,790)
Net decrease in net assets from share transactions	(9,953,615)	(49,446,291)	(13,434,572)	(39,708,038)

Net decrease in net assets	(16,595,436)	(50,586,856)	(17,476,519)	(38,252,796)

Net Assets:
Beginning of period	338,271,306	388,858,162	124,207,773	162,460,569

End of period*	$321,675,870	$338,271,306	$106,731,254	$124,207,773

*Includes undistributed net investment income of	$305,102	$305,102	$31,743	$31,743

See accompanying Notes to Financial Statements.

	U.S. Government Money
	Market Portfolio
	For the Six Months	For the Year
	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005
Operations:
Net investment income	$2,284,665	$2,744,627
Net realized gain/(loss) on investments	(224)	85
Net increase in net assets from operations	2,284,441	2,744,712

Distributions:
From net investment income
Class I	(2,152,374)	(2,594,279)
Class C	(132,291)	(149,837)
Net decrease in net assets from distributions	(2,284,665)	(2,744,116)

Share Transactions at Net Asset Value of $1.00 Per Share:
Proceeds from sales of shares	56,069,741	203,267,528
Reinvested dividends	789,401	928,162
Cost of shares redeemed	(66,775,025)	(192,366,371)
Net increase/(decrease) in net assets from share transactions	(9,915,883)	11,829,319

Total increase/(decrease) in net assets	(9,916,107)	11,829,915

Net Assets:
Beginning of period	136,034,453	124,204,538

End of period*	$126,118,346	$136,034,453

*Includes over-distributed net investment income of	$(13,154)	$(13,154)

See accompanying Notes to Financial Statements.

	Municipal Money		Cash Reserve
	Market Portfolio		Portfolio
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended December 31,	Ended June 30,	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005	2005 (Unaudited)	2005
Operations:
Net investment income	$975,764	$1,308,175	$3,814,805	$4,060,119
Net realized gain/(loss) on investments	2,581	0	(1,812)	(13)
Net increase in net assets from operations	978,345	1,308,175	3,812,993	4,060,106

Distributions:
From net investment income
Class I	(555,562)	(935,253)	(455,689)	(615,367)
Class B	—	—	(2,117)	(1,311)
Class C	(420,202)	(372,472)	(3,356,999)	(3,442,714)
Net decrease in net assets from distributions	(975,764)	(1,307,725)	(3,814,805)	(4,059,392)

Share Transactions at Net Asset Value of $1.00 Per Share:
Proceeds from sales of shares	140,417,179	176,491,352	221,359,050	417,127,246
Reinvested dividends	401,971	372,278	3,329,942	3,464,873
Cost of shares redeemed	(76,391,929)	(195,102,333)	(213,865,572)	(429,013,551)
Net increase/(decrease) in net assets from share transactions	64,427,221	(18,238,703)	10,823,420	(8,421,432)

Total increase/(decrease) in net assets	64,429,802	(18,238,253)	10,821,608	(8,420,718)

Net Assets:
Beginning of period	75,282,547	93,520,800	228,977,288	237,398,006

End of period*	$139,712,349	$75,282,547	$239,798,896	$228,977,288

*Includes undistributed net investment income of	$450	$450	$13,961	$13,961

See accompanying Notes to Financial Statements.

Financial Highlights

Core Equity Portfolio

CLASS I

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~^		2005^	2004^	2003^	2002	2001
Selected Per-Share Date
Net asset value, beginning of period	$17.55		$18.71	$16.12	$15.74	$21.87	$25.33
Income from investment operations:
Net investment income	0.11		0.27	0.05	0.07	0.08	0.07
Net realized and unrealized gain/(loss) on investments	0.15		(0.33)	2.57	0.37	(4.52)	0.06
Total from investment operations	0.26		(0.06)	2.62	0.44	(4.44)	0.13
Distributions:
Net investment income	(0.27)		(0.14)	(0.03)	(0.06)	(0.08)	(0.04)
Net realized gain	(0.54)		(0.96)	—	—	(1.61)	(3.55)
Total distributions	(0.81)		(1.10)	(0.03)	(0.06)	(1.69)	(3.59)
Net asset value, end of period	$17.00		$17.55	$18.71	$16.12	$15.74	$21.87

Total Return	1.49	%+#	(0.45)%+	16.28%	2.82%	(21.53)%	(0.70)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$268,020		$304,032	$436,164	$470,855	$541,058	$716,068
Ratio of expenses to average daily net assets	0.79	%*	0.99%	1.01%	0.98%	0.94%	0.97%
Ratio of net investment income to average net assets	1.19	%*	1.51%	0.30%	0.47%	0.44%	0.31%
Portfolio turnover rate	9%		24%	18%	22%	38%	26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.09	%*	1.03%	—	—	—	—

CLASS A

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~^		2005^	2004^	2003^	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$17.49		$18.67	$16.11	$15.73	$21.85	$25.33
Income from investment operations:
Net investment income	0.08		0.23	0.01	0.03	0.04	0.01
Net realized and unrealized gain/(loss) on investments	0.16		(0.33)	2.56	0.37	(4.51)	0.06
Total from investment operations	0.24		(0.10)	2.57	0.40	(4.47)	0.07
Distributions:
Net investment income	(0.27)		(0.12)	(0.01)	(0.02)	(0.04)	—
Net realized gain	(0.54)		(0.96)	—	—	(1.61)	(3.55)
Total distributions	(0.81)		(1.08)	(0.01)	(0.02)	(1.65)	(3.55)
Net asset value, end of period	$16.92		$17.49	$18.67	$16.11	$15.73	$21.85

Total Return**	1.38	%+#	(0.70)%+	15.99%	2.58%	(21.73)%	(0.95)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$40,301		$55,914	$85,250	$79,265	$105,294	$134,604
Ratio of expenses to average daily net assets	1.04	%*	1.24%	1.26%	1.24%	1.19%	1.23%
Ratio of net investment income to average net assets	0.94	%*	1.26%	0.05%	0.21%	0.20%	0.05%
Portfolio turnover rate	9%		24%	18%	22%	38%	26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.34	%*	1.28%	—	—	—	—

*      Annualized

**   Class A total return does not include the one-time front-end sales charge.

+      Total return would have been lower had various fees not been waived during the period.

^      Per share amounts calculated based on the average shares outstanding during the period.

#      Total returns for periods of less than one year are not annualized.

~      Unaudited.

See accompanying Notes to Financial Statements.

CLASS B

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~^		2005^	2004^	2003^	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$16.78		$17.99	$15.62	$15.35	$21.49	$25.13
Income from investment operations:
Net investment gain/(loss)	0.02		0.09	(0.12)	(0.08)	(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.17		(0.29)	2.49	0.35	(4.48)	(0.04)
Total from investment operations	0.19		(0.20)	2.37	0.27	(4.53)	(0.09)
Distributions:
Net investment income	(0.27)		(0.05)	—	—	—	—
Net realized gain	(0.54)		(0.96)	—	—	(1.61)	(3.55)
Total distributions	(0.81)		(1.01)	—	—	(1.61)	(3.55)
Net asset value, end of period	$16.16		$16.78	$17.99	$15.62	$15.35	$21.49

Total Return	1.15	%+#	(1.30)%+	15.17%	1.76%	(22.39)%	(1.65)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$8,269		$12,460	$15,432	$14,069	$15,636	$13,849
Ratio of expenses to average daily net assets	1.79	%*	1.99%	2.02%	2.01%	1.98%	1.99%
Ratio of net investment income/(loss) to average net assets	0.19	%*	0.50%	(0.71)%	(0.56)%	(0.59)%	(0.71)%
Portfolio turnover rate	9%		24%	18%	22%	38%	26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	2.09	%*	2.03%	—	—	—	—

CLASS C

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~^		2005^	2004^	2003^	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$16.56		$17.75	$15.41	$15.15	$21.23	$24.87
Income from investment operations:
Net investment gain/(loss)	0.02		0.09	(0.12)	(0.08)	(0.12)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.17		(0.27)	2.46	0.34	(4.35)	0.04
Total from investment operations	0.19		(0.18)	2.34	0.26	(4.47)	(0.09)
Distributions:
Net investment income	(0.27)		(0.05)	—	—	—	—
Net realized gain	(0.54)		(0.96)	—	—	(1.61)	(3.55)
Total distributions	(0.81)		(1.01)	—	—	(1.61)	(3.55)
Net asset value, end of period	$15.94		$16.56	$17.75	$15.41	$15.15	$21.23

Total Return	1.16	%+#	(1.19)%+	15.18%	1.72%	(22.38)%	(1.66)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$35,708		$42,825	$52,415	$53,045	$64,105	$93,201
Ratio of expenses to average daily net assets	1.79	%*	1.99%	2.02%	1.98%	1.95%	1.96%
Ratio of net investment income/(loss) to average net assets	0.19	%*	0.50%	(0.71)%	(0.53)%	(0.56)%	(0.69)%
Portfolio turnover rate	9%		24%	18%	22%	38%	26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	2.09	%*	2.03%	—	—	—	—

*   Annualized

+   Total return would have been lower had various fees not been waived during the period.

^   Per share amounts calculated based on the average shares outstanding during the period.

#   Total returns for periods of less than one year are not annualized.

~   Unaudited.

See accompanying Notes to Financial Statements.

Capital Appreciation Portfolio

CLASS I

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per-Share Data^
Net asset value, beginning of period	$11.44		$11.31	$9.14	$8.03	$9.98	$14.47
Income from investment operations:
Net investment income	(0.04)		(0.10)	(0.07)	(0.06)	(0.09)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.94		0.23	2.24	1.17	(1.86)	(1.22)
Total from investment operations	0.90		0.13	2.17	1.11	(1.95)	(1.27)
Distributions:
Net realized gain	(0.19)		—	—	—	—	(3.22)
Net asset value, end of period	$12.15		$11.44	$11.31	$9.14	$8.03	$9.98

Total Return	7.86	%+#	1.15%+	23.74%	13.82%	(19.54)%	(10.93)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$118,319		$109,737	$101,570	$49,572	$39,175	$44,746
Ratio of expenses to average daily net assets	1.07	%*	1.28%	1.25%	1.26%	1.46%	1.27%
Ratio of net investment loss to average net assets (1)	(0.60	)%*	(0.92)%	(0.64)%	(0.81)%	(1.01)%	(0.45)%
Portfolio turnover rate	45%		83%	71%	67%	137%	130%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.20	%*	1.30%	—	—	—	—

CLASS A

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per-Share Data^
Net asset value, beginning of period	$11.02		$11.02	$8.93	$7.86	$9.80	$14.31
Income from investment operations:
Net investment loss	(0.05)		(0.12)	(0.09)	(0.08)	(0.11)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.01		0.22	2.18	1.15	(1.83)	(1.20)
Total from investment operations	0.96		0.10	2.09	1.07	(1.94)	(1.29)
Distributions:
Net realized gain	(0.19)						(3.22)
Net asset value, end of period	$11.79		$11.12	$11.02	$8.93	$7.86	$9.80

Total Return**	7.72	%+#	0.91%+	23.40%	13.61%	(19.80)%	(11.21)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$5,085		$9,193	$7,073	$3,083	$3,879	$5,150
Ratio of expenses to average daily net assets	1.32	%*	1.53%	1.50%	1.49%	1.76%	1.62%
Ratio of net investment loss to average net assets	(0.85	)%*	(1.17)%	(0.89)%	(1.05)%	(1.32)%	(0.80)%
Portfolio turnover rate	45%		83%	71%	67%	137%	130%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.45	%*	1.55%	—	—	—	—

*      Annualized

**   Class A total return does not include the one-time front-end sales charge.

+      Total return would have been lower had various fees not been waived during the period.

^      Per share amounts calculated based on the average shares outstanding during the period.

#      Total returns for periods of less than one year are not annualized.

~      Unaudited.

See accompanying Notes to Financial Statements.

CLASS B

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per-Share Data^
Net asset value, beginning of period	$10.84		$10.82	$8.84	$7.84	$9.86	$14.49
Income from investment operations:
Net investment loss	(0.09)		(0.20)	(0.17)	(0.13)	(0.18)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.89		0.22	2.15	1.13	(1.84)	(1.25)
Total from investment operations	0.80		0.02	1.98	1.00	(2.02)	(1.41)
Distributions:
Net realized gain	(0.19)		—	—	—	—	(3.22)
Net asset value, end of period	$11.45		$10.84	$10.82	$8.84	$7.84	$9.86

Total Return	7.37	%+#	0.18%+	22.40%	12.76%	(20.49)%	(12.00)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$1,880		$1,220	$1,164	$508	$515	$737
Ratio of expenses to average daily net assets	2.07	%*	2.28%	2.25%	2.26%	2.62%	2.48%
Ratio of net investment loss to average net assets	(1.60	)%*	(1.92)%	(1.64)%	(1.82)%	(2.17)%	(1.66)%
Portfolio turnover rate	45%		83%	71%	67%	137%	130%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	2.19	%*	2.30%	—	—	—	—

CLASS C

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per-Share Data^
Net asset value, beginning of period	$10.38		$10.37	$8.47	$7.51	$9.43	$14.02
Income from investment operations:
Net investment loss	(0.09)		(0.19)	(0.16)	(0.12)	(0.18)	(0.19)
Net realized and unrealized gain/(loss) on investments	0.87		0.20	2.06	1.08	(1.74)	(1.18)
Total from investment operations	0.78		0.01	1.90	0.96	(1.92)	(1.37)
Distributions:
Net realized gain	(0.19)		—	—	—	—	(3.22)
Net asset value, end of period	$10.97		$10.38	$10.37	$8.47	$7.51	$9.43

Total Return	7.50	%+#	0.10%+	22.43%	12.78%	(20.36)%	(12.13)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$603		$727	$756	$482	$463	$758
Ratio of expenses to average daily net assets	2.07	%*	2.28%	2.25%	2.24%	2.63%	2.60%
Ratio of net investment loss to average net assets	(1.60	)%*	(1.92)%	(1.64)%	(1.80)%	(2.18)%	(1.78)%
Portfolio turnover rate	45%		83%	71%	67%	137%	130%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	2.20	%*	2.30%	—	—	—	—

*   Annualized

+   Total return would have been lower had various fees not been waived during the period.

^   Per share amounts calculated based on the average shares outstanding during the period.

#   Total returns for periods of less than one year are not annualized.

~   Unaudited.

See accompanying Notes to Financial Statements.

Intermediate Bond Portfolio

CLASS I

	Six Months Ended
	December 31,	For the Year Ended June 30,
	2005~	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.24	$10.81	$10.39	$10.10	$9.59
Income from investment operations:
Net investment income	0.19	0.37	0.38	0.45	0.52	0.55
Net realized and unrealized gain/(loss) on investments	(0.18)	0.00 ***	(0.43)	0.50	0.33	0.51
Total from investment operations	0.01	0.37	(0.05)	0.95	0.85	1.06
Distributions:
Net investment income	(0.19)	(0.37)	(0.38)	(0.47)	(0.52)	(0.55)
Net realized gain	(0.02)	(0.04)	(0.14)	(0.06)	(0.04)	—
Total distributions	(0.21)	(0.41)	(0.52)	(0.53)	(0.56)	(0.55)
Net asset value, end of period	$10.00	$10.20	$10.24	$10.81	$10.39	$10.10

Total Return+	0.11%#	3.72%	(0.43)%	9.35%	8.59%	11.28%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$298,185	$316,404	$367,269	$443,511	$188,425	$188,381
Ratio of expenses to average daily net assets (1)	0.62%*	0.65%	0.65%	0.62%	0.62%	0.60%
Ratio of net investment income to average net assets	3.71%*	3.61%	3.65%	4.41%	5.08%	5.52%
Portfolio turnover rate	16%	56%	27%	36%	61%	59%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.81%*	0.84%	0.83%	0.82%	0.82%	0.80%

CLASS A

	Six Months Ended
	December 31,	For the Year Ended June 30,
	2005~	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.24	$10.82	$10.40	$10.10	$9.59
Income from investment operations:
Net investment income	0.17	0.35	0.36	0.44	0.50	0.52
Net realized and unrealized gain/(loss) on investments	(0.19)	0.00 ***	(0.44)	0.48	0.34	0.51
Total from investment operations	(0.02)	0.35	(0.08)	0.92	0.84	1.03
Distributions:
Net investment income	(0.17)	(0.35)	(0.36)	(0.44)	(0.50)	(0.52)
Net realized gain	(0.02)	(0.04)	(0.14)	(0.06)	(0.04)	—
Total distributions	(0.19)	(0.39)	(0.50)	(0.50)	(0.54)	(0.52)
Net asset value, end of period	$9.99	$10.20	$10.24	$10.82	$10.40	$10.10

Total Return+**	(0.12)%#	3.46%	(0.75)%	9.08%	8.43%	10.99%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$21,266	$19,226	$18,758	$52,686	$50,032	$45,098
Ratio of expenses to average daily net assets (1)	0.87%*	0.90%	0.90%	0.88%	0.87%	0.84%
Ratio of net investment income to average net assets	3.46%*	3.36%	3.40%	4.15%	4.83%	5.27%
Portfolio turnover rate	16%	56%	27%	36%	61%	59%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.06%*	1.09%	1.08%	1.08%	1.07%	1.04%

*       Annualized

**    Class A total return does not include the one-time front-end sales charge.

***  Less than $.005 per share.

+       Total return would have been lower had various fees not been waived during the period.

#       Total returns for periods of less than one year are not annualized.

~       Unaudited.

See accompanying Notes to Financial Statements.

CLASS B

	Six Months Ended
	December 31,	For the Year Ended June 30,
	2005~	2005	2004	2003***
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.24	$10.82	$10.55
Income from investment operations:
Net investment income	0.15	0.30	0.31	0.27
Net realized and unrealized gain/(loss) on investments	(0.18)	0.00 **	(0.44)	0.33
Total from investment operations	(0.03)	0.30	(0.13)	0.60
Distributions:
Net investment income	(0.15)	(0.30)	(0.31)	(0.27)
Net realized gain	(0.02)	(0.04)	(0.14)	(0.06)
Total distributions	(0.17)	(0.34)	(0.45)	(0.33)
Net asset value, end of period	$10.00	$10.20	$10.24	$10.82

Total Return+	(0.25)%#	2.98%	(1.21)%	5.75	%#

Ratios and Supplemental Data
Net assets, end of period (thousands)	$314	$365	$609	$678
Ratio of expenses to average daily net assets (1)	1.32%*	1.35%	1.35%	1.31	%*
Ratio of net investment income to average net assets	3.01%*	2.91%	2.95%	3.72	%*
Portfolio turnover rate	16%	56%	27%	36%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.51%*	1.54%	1.53%	1.51	%*

CLASS C

	Six Months Ended
	December 31,	For the Year Ended June 30,
	2005~	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.25	$10.82	$10.40	$10.10	$9.59
Income from investment operations:
Net investment income	0.15	0.29	0.30	0.38	0.44	0.47
Net realized and unrealized gain/(loss) on investments	(0.18)	0.00 **	(0.43)	0.49	0.34	0.51
Total from investment operations	(0.03)	0.29	(0.13)	0.87	0.78	0.98
Distributions:
Net investment income	(0.15)	(0.29)	(0.30)	(0.39)	(0.44)	(0.47)
Net realized gain	(0.02)	(0.04)	(0.14)	(0.06)	(0.04)	—
Total distributions	(0.17)	(0.33)	(0.44)	(0.45)	(0.48)	(0.47)
Net asset value, end of period	$10.01	$10.21	$10.25	$10.82	$10.40	$10.10

Total Return+	(0.27)%#	2.94%	(1.17)%	8.54%	7.81%	10.38%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$1,911	$2,276	$2,221	$3,468	$1,710	$1,333
Ratio of expenses to average daily net assets (1)	1.37%*	1.40%	1.40%	1.37%	1.44%	1.42%
Ratio of net investment income to average net assets	2.96%*	2.86%	2.90%	3.66%	4.25%	4.70%
Portfolio turnover rate	16%	56%	27%	36%	61%	59%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.81%*	1.84%	1.83%	1.82%	1.89%	1.86%

*       Annualized.

**    Less than $.005 per share.

***  Class B commenced operations on October 28, 2002.

+       Total return would have been lower had various fees not been waived during the period.

#       Total returns for periods of less than one year are not annualized.

~       Unaudited.

See accompanying Notes to Financial Statements.

Tennessee Tax-Free Portfolio

CLASS I

	Six Months Ended
	December 31,	For the Year Ended June 30,
	2005~	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.26	$10.73	$10.47	$10.28	$9.89
Income from investment operations:
Net investment income	0.19	0.39	0.40	0.42	0.43	0.44
Net realized and unrealized gain/(loss) on investments	(0.20)	0.12	(0.42)	0.29	0.21	0.39
Total from investment operations	(0.01)	0.51	(0.02)	0.71	0.64	0.83
Distributions:
Net investment income	(0.19)	(0.39)	(0.40)	(0.42)	(0.43)	(0.44)
Net realized gain	(0.16)	(0.03)	(0.05)	(0.03)	(0.02)	—
Total distributions	(0.35)	(0.42)	(0.45)	(0.45)	(0.45)	(0.44)
Net asset value, end of period	$9.99	$10.35	$10.26	$10.73	$10.47	$10.28

Total Return+	(0.04)%#	5.05%	(0.22)%	6.89%	6.34%	8.49%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$91,971	$107,783	$143,278	$163,440	$164,437	$168,940
Ratio of expenses to average daily net assets (1)	0.66%*	0.69%	0.65%	0.63%	0.64%	0.62%
Ratio of net investment income to average net assets	3.71%*	3.72%	3.83%	3.93%	4.14%	4.29%
Portfolio turnover rate	14%	11%	9%	19%	8%	13%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.86%*	0.89%	0.85%	0.83%	0.84%	0.82%

CLASS A

	Six Months Ended
	December 31,	For the Year Ended June 30,
	2005~	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.28	$10.75	$10.49	$10.31	$9.92
Income from investment operations:
Net investment income	0.18	0.36	0.38	0.39	0.40	0.41
Net realized and unrealized gain/(loss) on investments	(0.20)	0.12	(0.42)	0.29	0.20	0.39
Total from investment operations	(0.02)	0.48	(0.04)	0.68	0.60	0.80
Distributions:
Net investment income	(0.18)	(0.36)	(0.38)	(0.39)	(0.40)	(0.41)
Net realized gain	(0.16)	(0.03)	(0.05)	(0.03)	(0.02)	—
Total distributions	(0.34)	(0.39)	(0.43)	(0.42)	(0.42)	(0.41)
Net asset value, end of period	$10.01	$10.37	$10.28	$10.75	$10.49	$10.31

Total Return+**	(0.16)%#	4.78%	(0.45)%	6.62%	5.98%	8.20%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$7,781	$8,771	$9,935	$11,661	$9,252	$12,836
Ratio of expenses to average daily net assets (1)	0.91%*	0.94%	0.90%	0.87%	0.88%	0.87%
Ratio of net investment income to average net assets	3.46%*	3.47%	3.58%	3.68%	3.90%	4.04%
Portfolio turnover rate	14%	11%	9%	19%	8%	13%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.11%*	1.14%	1.10%	1.07%	1.08%	1.08%

*      Annualized

**   Class A total return does not include the one-time front-end sales charge.

+      Total return would have been lower had various fees not been waived during the period.

#      Total returns for periods of less than one year are not annualized.

~      Unaudited.

See accompanying Notes to Financial Statements.

CLASS B

	Six Months Ended
	December 31,	For the Year Ended June 30,
	2005~	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.26	$10.73	$10.47	$10.29	$9.90
Income from investment operations:
Net investment income	0.15	0.31	0.33	0.34	0.35	0.36
Net realized and unrealized gain/(loss) on investments	(0.20)	0.12	(0.42)	0.29	0.20	0.39
Total from investment operations	(0.05)	0.43	(0.09)	0.63	0.55	0.75
Distributions:
Net investment income	(0.15)	(0.31)	(0.33)	(0.34)	(0.35)	(0.36)
Net realized gain	(0.16)	(0.03)	(0.05)	(0.03)	(0.02)	—
Total distributions	(0.31)	(0.34)	(0.38)	(0.37)	(0.37)	(0.36)
Net asset value, end of period	$9.99	$10.35	$10.26	$10.73	$10.47	$10.29

Total Return+	(0.39)%#	4.31%	(0.91)%	6.15%	5.46%	7.72%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$2,712	$2,933	$3,856	$4,673	$1,090	$309
Ratio of expenses to average daily net assets (1)	1.36%*	1.39%	1.35%	1.32%	1.37%	1.33%
Ratio of net investment income to average net assets	3.01%*	3.02%	3.12%	3.23%	3.41%	3.58%
Portfolio turnover rate	14%	11%	9%	19%	8%	13%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.56%*	1.59%	1.55%	1.52%	1.57%	1.53%

CLASS C

	Six Months Ended
	December 31,	For the Year Ended June 30,
	2005~	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.27	$10.74	$10.48	$10.29	$9.90
Income from investment operations:
Net investment income	$0.16	0.33	0.35	0.37	0.38	0.38
Net realized and unrealized gain/(loss) on investments	$(0.20)	0.12	(0.42)	0.29	0.21	0.39
Total from investment operations	$(0.04)	0.45	(0.07)	0.66	0.59	0.77
Distributions:
Net investment income	$(0.16)	(0.33)	(0.35)	(0.37)	(0.38)	(0.38)
Net realized gain	$(0.16)	(0.03)	(0.05)	(0.03)	(0.02)	—
Total distributions	$(0.32)	(0.36)	(0.40)	(0.40)	(0.40)	(0.38)
Net asset value, end of period	$10.00	$10.36	$10.27	$10.74	$10.48	$10.29

Total Return+	(0.29)%#	4.52%	(0.71)%	6.37%	5.81%	7.89%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$4,268	$4,721	$5,391	$7,608	$6,989	$6,426
Ratio of expenses to average daily net assets (1)	1.16%*	1.19%	1.15%	1.12%	1.14%	1.17%
Ratio of net investment income to average net assets	3.21%*	3.22%	3.32%	3.43%	3.65%	3.74%
Portfolio turnover rate	14%	11%	9%	19%	8%	13%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.86%*	1.89%	1.85%	1.82%	1.84%	1.87%

*   Annualized

+   Total return would have been lower had various fees not been waived during the period.

#   Total returns for periods of less than one year are not annualized.

~   Unaudited.

See accompanying Notes to Financial Statements.

U.S. Government Money Market Portfolio

CLASS I

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per - Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.017		0.019	0.009	0.013	0.024	0.057
Distributions:
Net investment income	(0.017)		(0.019)	(0.009)	(0.013)	(0.024)	(0.057)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.74	%#	1.97%	0.87%	1.34%	2.42%	5.85%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$117,832		$128,892	$116,124	$124,310	$128,530	$81,572
Ratio of expenses to average net assets (1)	0.25	%*	0.25%	0.25%	0.25%	0.25%	0.23%
Ratio of net investment income to average net assets	3.47	%*	1.95%	0.85%	1.33%	2.27%	5.74%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.34	%*	0.35%	0.34%	0.34%	0.32%	0.40%

CLASS C

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per - Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.016		0.017	0.006	0.011	0.021	0.055
Distributions:
Net investment income	(0.016)		(0.017)	(0.006)	(0.011)	(0.021)	(0.055)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.62	%#	1.71%	0.62%	1.08%	2.17%	5.59%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$8,286		$7,142	$8,081	$7,598	$8,297	$2,500
Ratio of expenses to average net assets (1)	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.48%
Ratio of net investment income to average net assets	3.22	%*	1.70%	0.60%	1.08%	2.02%	5.49%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.79	%*	0.80%	0.79%	0.79%	0.77%	0.85%

*   Annualized

+   Total return would have been lower had various fees not been waived during the period.

#   Total returns for periods of less than one year are not annualized.

~   Unaudited.

See accompanying Notes to Financial Statements.

Municipal Money Market Portfolio

CLASS I

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per - Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.012		0.015	0.008	0.011	0.017	0.036
Distributions:
Net investment income	(0.012)		(0.015)	(0.008)	(0.011)	(0.017)	(0.036)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.17	%#	1.55%	0.78%	1.10%	1.69%	3.66%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$45,348		$49,356	$48,720	$67,516	$57,482	$47,665
Ratio of expenses to average net assets (1)	0.30	%*	0.30%	0.30%	0.30%	0.25%	0.28%
Ratio of net investment income to average net assets	2.40	%*	1.49%	0.77%	1.09%	1.65%	3.53%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.33	%*	0.37%	0.35%	0.33%	0.31%	0.46%

CLASS C

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per - Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.010		0.013	0.005	0.008	0.014	0.033
Distributions:
Net investment income	(0.010)		(0.013)	(0.005)	(0.008)	(0.014)	(0.033)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.05	%#	1.30%	0.52%	0.85%	1.44%	3.37%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$94,364		$25,927	$44,801	$25,777	$24,181	$22,466
Ratio of expenses to average net assets (1)	0.55	%*	0.55%	0.55%	0.55%	0.50%	0.55%
Ratio of net investment income to average net assets	2.15	%*	1.24%	0.52%	0.84%	1.40%	3.26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.78	%*	0.82%	0.80%	0.78%	0.76%	0.93%

*   Annualized

+   Total return would have been lower had various fees not been waived during the period.

#   Total returns for periods of less than one year are not annualized.

~   Unaudited.

See accompanying Notes to Financial Statements.

Cash Reserve Portfolio

CLASS I

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per - Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.017		0.019	0.008	0.013	0.024	0.058
Distributions:
Net investment income	(0.017)		(0.019)	(0.008)	(0.013)	(0.024)	(0.058)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.75	%#	1.96%	0.85%	1.33%	2.44%	5.92%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$27,926		$32,457	$28,827	$46,717	$47,402	$35,453
Ratio of expenses to average net assets (1)	0.30	%*	0.30%	0.30%	0.30%	0.25%	0.27%
Ratio of net investment income to average net assets	3.50	%*	1.93%	0.85%	1.34%	2.36%	5.51%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.34	%*	0.36%	0.37%	0.34%	0.31%	0.45%

CLASS B

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003**
Selected Per - Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.012		0.010	0.002	0.002
Distributions:
Net investment income	(0.012)		(0.010)	(0.002)	(0.002)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return+	1.25	%#	1.00%	0.24%	0.21	%#

Ratios and Supplemental Data
Net assets, end of period (thousands)	$217		$99	$194	$18
Ratio of expenses to average net assets (1)	1.30	%*	1.24%	0.91%	1.14	%*
Ratio of net investment income to average net assets	2.50	%*	0.99%	0.24%	0.50	%*

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.34*	%	1.36%	1.37%	1.36	%*

*      Annualized.

**   Class B commenced operations on October 28, 2002.

+      Total return would have been lower had various fees not been waived during the period.

#      Total returns for periods of less than one year are not annualized.

~      Unaudited.

See accompanying Notes to Financial Statements.

CLASS C

	Six Months Ended
	December 31,		For the Year Ended June 30,
	2005~		2005	2004	2003	2002	2001
Selected Per - Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.016		0.017	0.006	0.011	0.022	0.055
Distributions:
Net investment income	(0.016)		(0.017)	(0.006)	(0.011)	(0.022)	(0.055)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.62	%#	1.71%	0.60%	1.08%	2.19%	5.65%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$211,656		$196,422	$208,376	$209,062	$212,250	$231,201
Ratio of expenses to average net assets (1)	0.55	%*	0.55%	0.55%	0.55%	0.50%	0.52%
Ratio of net investment income to average net assets	3.25	%*	1.68%	0.60%	1.09%	2.11%	5.26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.79	%*	0.81%	0.82%	0.79%	0.76%	0.90%

*      Annualized

+      Total return would have been lower had various fees not been waived during the period.

#      Total returns for periods of less than one year are not annualized.

~      Unaudited.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

As of December 31, 2005 (Unaudited)

1. Significant Accounting and Operating Policies

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003.

The Trust currently has seven active investment portfolios (each referred to as a “Portfolio”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The U.S. Government Money Market and Municipal Money Market Portfolios may offer three classes of shares (Classes I, A and C) and the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios may offer four classes of shares (Classes I, A, B and C). As of December 31, 2005, Class A shares have not been issued for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios Money Market Portfolios. Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class has exclusive voting rights with respect to its Distribution Plans and Shareholder Servicing Plans. Income, expenses (other than expenses incurred under each Class Distribution and Service Plan and other class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:

Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios: Securities held in the Core Equity and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities held in the Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term fixed-income securities maturing within 60 days are valued at amortized cost which approximates current value.

Money Market Portfolios: Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Repurchase Agreements: Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price. The Trust’s advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

Securities Purchased on a When-Issued or Forward Commitment Basis: Delivery and payment for securities that have been purchased by the portfolios on a when-issued basis can take place a month or more after the trade date. Normally, the settlement date occurs within six months after the trade date; however, the portfolios may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The portfolios maintain segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the portfolio’s net asset value to the extent the portfolio makes such purchases while remaining substantially fully invested.

Income Taxes: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Portfolios intend to comply with the provisions of the Internal Revenue Code.

Interest Income: Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based on average net assets or by number of accounts.

Distributions to Shareholders: For the Money Market Portfolios, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio, distributions are declared daily and paid monthly from net investment income. Distributions, if any, for the Core Equity and Capital Appreciation Portfolios are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes.

The federal income tax characterization of the December 15 Core Equity Portfolio distribution from net investment income is currently being reviewed. The disposition of this matter could impact the tax treatment of this distribution by shareholders.

2. Shares of Beneficial Interest

	Core Equity Portfolio		Capital Appreciation Portfolio
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended December 31,	Ended June 30,	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005	2005 (Unaudited)	2005
Dollars issued and redeemed:
Class I:
Issued	$7,901,420	$41,073,950	$3,985,570	$18,769,323
Distributions reinvested	7,943,641	14,946,895	1,565,227	0
Redeemed	(43,617,005)	(163,983,560)	(3,701,368)	(12,380,398)
Net increase/(decrease)	$(27,771,944)	$(107,962,715)	$1,849,429	$6,388,925
Class A:
Issued	$1,064,525	$4,548,285	$466,809	$3,451,661
Distributions reinvested	1,844,305	4,318,616	55,413	0
Redeemed	(17,350,155)	(33,193,183)	(5,120,585)	(1,557,634)
Net increase/(decrease)	$(14,441,325)	$(24,326,282)	$(4,598,363)	$1,894,027
Class B:
Issued	$28,798	$360,398	$692,601	$174,525
Distributions reinvested	390,565	783,907	21,660	0
Redeemed	(4,337,217)	(3,103,169)	(114,426)	(121,173)
Net increase/(decrease)	$(3,917,854)	$(1,958,864)	$599,835	$53,352
Class C:
Issued	$165,914	$637,546	$11,462	$40,073
Distributions reinvested	1,661,795	2,659,325	10,110	0
Redeemed	(7,639,072)	(9,419,740)	(186,001)	(67,263)
Net decrease	$(5,811,363)	$(6,122,869)	$(164,429)	$(27,190)

	Core Equity Portfolio		Capital Appreciation Portfolio
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended December 31,	Ended June 30,	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005	2005 (Unaudited)	2005
Shares issued and redeemed:
Class I:
Issued	445,252	2,318,874	328,086	1,746,080
Distributions reinvested	461,303	826,252	127,878	0
Redeemed	(2,461,378)	(9,129,305)	(304,314)	(1,132,925)
Net increase/(decrease)	(1,554,823)	(5,984,179)	151,650	613,155
Class A:
Issued	59,873	254,068	38,896	330,370
Distributions reinvested	107,603	239,127	4,664	0
Redeemed	(981,830)	(1,861,925)	(439,052)	(145,311)
Net increase/(decrease)	(814,354)	(1,368,730)	(395,492)	185,059
Class B:
Issued	1,704	20,952	59,804	16,388
Distributions reinvested	23,859	45,052	1,877	0
Redeemed	(256,202)	(181,540)	(9,983)	(11,392)
Net increase/(decrease)	(230,639)	(115,536)	51,698	4,996
Class C:
Issued	9,927	37,346	1,046	3,934
Distributions reinvested	102,898	154,972	915	0
Redeemed	(458,835)	(559,216)	(16,961)	(6,860)
Net decrease	(346,010)	(366,898)	(15,000)	(2,926)

	Intermediate Bond Portfolio		Tennessee Tax-Free Portfolio
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended December 31,	Ended June 30,	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005	2005 (Unaudited)	2005
Dollars issued and redeemed:
Class I:
Issued	$9,818,567	$38,885,685	$3,655,259	$14,654,193
Distributions reinvested	4,057,642	8,392,865	223,147	284,962
Redeemed	(25,904,713)	(97,096,398)	(16,202,134)	(51,715,380)
Net decrease	$(12,028,504)	$(49,817,848)	$(12,323,728)	$(36,776,225)
Class A:
Issued	$4,060,823	$6,509,558	$188,458	$710,955
Distributions reinvested	294,336	537,300	177,711	226,369
Redeemed	(1,914,309)	(6,496,089)	(1,062,628)	(2,195,399)
Net increase/(decrease)	$2,440,850	$550,769	$(696,459)	$(1,258,075)
Class B:
Issued	$0	$7,224	$107,591	$28,000
Distributions reinvested	4,704	12,447	50,967	64,889
Redeemed	(48,624)	(260,658)	(279,554)	(1,049,453)
Net decrease	$(43,920)	$(240,987)	$(120,996)	$(956,564)
Class C:
Issued	$150	$169,044	$206,675	$10,985
Distributions reinvested	22,109	47,740	116,497	161,399
Redeemed	(344,300)	(155,009)	(616,561)	(889,558)
Net increase/(decrease)	$(322,041)	$61,775	$(293,389)	$(717,174)

	Intermediate Bond Portfolio		Tennessee Tax-Free Portfolio
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended December 31,	Ended June 30,	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005	2005 (Unaudited)	2005
Shares issued and redeemed:
Class I:
Issued	974,075	3,799,394	359,430	1,411,796
Distributions reinvested	403,546	818,105	22,201	27,469
Redeemed	(2,569,040)	(9,466,887)	(1,591,154)	(4,990,435)
Net decrease	(1,191,419)	(4,849,388)	(1,209,523)	(3,551,170)
Class A:
Issued	403,536	635,388	18,378	68,371
Distributions reinvested	29,306	52,430	17,608	21,786
Redeemed	(190,341)	(634,488)	(104,627)	(210,628)
Net increase/(decrease)	242,501	53,330	(68,641)	(120,471)
Class B:
Issued	0	703	10,491	2,677
Distributions reinvested	468	1,213	5,063	6,257
Redeemed	(4,865)	(25,589)	(27,530)	(101,384)
Net decrease	(4,397)	(23,673)	(11,976)	(92,450)
Class C:
Issued	15	16,585	20,401	1,060
Distributions reinvested	2,196	4,651	11,556	15,556
Redeemed	(34,116)	(15,110)	(60,942)	(85,903)
Net increase/(decrease)	(31,905)	6,126	(28,985)	(69,287)

	U.S. Government Money Market Portfolio
	For the Six Months	For the Year
	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005
Shares/Dollars issued and redeemed:
Class I:
Issued	$47,310,373	$179,527,116
Distributions reinvested	659,253	778,910
Redeemed	(59,029,404)	(167,538,002)
Net increase/(decrease)	$(11,059,778)	$12,768,024
Class C:
Issued	$8,759,368	$23,740,412
Distributions reinvested	130,148	149,252
Redeemed	(7,745,621)	(24,828,369)
Net increase/(decrease)	$1,143,895	$(938,705)

	Municipal Money Martket Portfolio		Cash Reserve Portfolio
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended December 31,	Ended June 30,	Ended December 31,	Ended June 30,
	2005 (Unaudited)	2005	2005 (Unaudited)	2005
Shares/Dollars issued and redeemed:
Class I:
Issued	$31,453,764	$110,344,993	$25,697,988	$84,483,262
Distributions reinvested	0	0	17,301	24,554
Redeemed	(35,462,238)	(109,710,041)	(30,245,957)	(80,878,543)
Net increase/(decrease)	$(4,008,474)	$634,952	$(4,530,668)	$3,629,273
Class B:
Issued	$—	$—	$116,495	$30,438
Distributions reinvested	—	—	2,081	1,253
Redeemed	—	—	(100)	(127,080)
Net increase/(decrease)	$—	$—	$118,476	$(95,389)
Class C:
Issued	$108,963,415	$66,146,359	$195,544,567	$332,613,546
Distributions reinvested	401,971	372,278	3,310,560	3,439,066
Redeemed	(40,929,691)	(85,392,292)	(183,619,515)	(348,007,928)
Net increase/(decrease)	$68,435,695	$(18,873,655)	$15,235,612	$(11,955,316)

3. Investment Advisory and Management and Sub-Advisory Agreements

For managing its investment and business affairs, the Core Equity Portfolio is obligated to pay First Tennessee Bank National Association (“First Tennessee”) a monthly management fee at the annual rate of .65% of the Core Equity Portfolio’s average net assets up to $1 billion and .60% of the Core Equity Portfolio’s average net assets over $1 billion. The Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio are obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of each portfolios average net assets up to $250 million and .45% of each portfolios average net assets over $250 million. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to each Portfolio.

First Tennessee and Delaware Management Company (“DMC”) serve as Co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .70% for the first $50 million of the Portfolio’s average net assets and .65% on average net assets of the Portfolio in excess of $50 million. Information contained in this report prior to June 1, 2000, for the Capital Appreciation Portfolio reflects the operations of the Portfolio while Investment Advisers Inc. was co-adviser. DMC was approved as the Portfolio co-adviser at a special meeting of the shareholders of the Portfolio on May 17, 2000.

First Tennessee and BlackRock Institutional Management Corporation (“BIMC”) serve as Co-advisers to the U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, and the Cash Reserve Portfolio.

At a special meeting on June 1, 2001, shareholders of each of the Money Market Portfolios approved an Investment Advisory and Management Agreement between the Trust and First Tennessee, as co-adviser to the Money Market Portfolios, and a new Investment Advisory and Management Agreement between the Trust and BIMC, as investment adviser to the Money Market Portfolios effective July 1, 2001.

Each Money Market Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .05% of its average net assets. Each Money Market Portfolio is also obligated to pay BIMC monthly management fees at the annual rate of .08% of aggregate average monthly net assets of each portfolio up to $500 million, .06% of the next $500 million, and .05% on amounts greater than $1 billion.

For the Core Equity Portfolio, Highland Capital Management Corporation (“Highland”) serves as the sub-adviser pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Horizon National Corporation. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of ..38% of the Core Equity Portfolio’s average net assets up to $1 billion and ..35% of the Core Equity Portfolio’s average net assets over $1 billion.

For the Intermediate Bond and Tennessee Tax-Free Portfolios, Martin & Company, Inc. (“Martin”), serves as sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Martin is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Horizon National Corporation. First Tennessee is obligated to pay Martin a monthly sub advisory fee at the annual rate of .30% of each Portfolio’s average net assets up to $250 million and .27% of each Portfolio’s average net assets over $250 million.

4. Administrator, Co-Administrator and Distributor

ALPS Mutual Funds Services, Inc. (“ALPS”) and ALPS Distributors, Inc. (“ADI”) serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS’ duties include providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to receive administration fees from each of the Money Market Portfolios at the annual rate of .050% of the first $500 million of average net assets and .025% on average net assets in excess of $500 million and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .115% of average net assets.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio’s operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each of the Money Market Portfolios, at the annual rate of .050% of average net assets and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .085% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of Classes B and C of the Trust. Each Plan provides for payments to ADI at the annual rates up to the amounts listed below. The Trustees have also adopted Shareholder Servicing Plans on behalf of Classes A, B and C of the Portfolios indicated below, under which brokers/dealers, advisers or other financial institutions are paid at the annual rates up to the amounts shown in the table.

	Class A	Class B	Class C
	Shareholder			Shareholder
	Servicing Fee	12b-1Fee	12b-1 Fee	Servicing Fee
Core Equity	0.25%	1.00%	0.75%	0.25%
Capital Appreciation	0.25%	1.00%	0.75%	0.25%
Intermediate Bond	0.25%	0.70%	0.75%	0.25%
Tennessee Tax-Free	0.25%	0.70%	0.75%	0.25%
U.S. Government Money Market	—	—	0.45%	—
Municipal Money Market	—	—	0.45%	—
Cash Reserve	—	1.00%	0.45%	—

In addition, certain Portfolios or classes have adopted a Defensive 12b-1 Plan, which provides that various service providers, such as a Portfolio’s administrator, investment adviser, sub-adviser, or co-adviser, may make payments for distribution related expenses out of their own resources, including past profits or payments received from a Portfolio for other purposes such as management fees, and that the Portfolio’s distributor may, from time-to-time, use its own resources for distribution related services, in addition to the fees paid under the Distribution Plan.

5. Waiver of Expenses

Core Equity, Capital Appreciation, Intermediate Bond, and Tennessee Tax-Free Portfolios:

For the six months ended December 31, 2005, First Tennessee contractually agreed to waive its management fee for the Core Equity Portfolio to 0.41% of average net assets. Additionally, First Tennessee contractually agreed to waive its management fee for the Intermediate Bond and Tennessee Tax-Free Portfolios to 0.30% of each portfolio’s average net assets.

For the six months ended December 31, 2005, First Tennessee, as co-adviser, contractually agreed to waive its co-advisory fee for the Capital Appreciation Portfolio to 0.05% of average net assets.

For the six months ended December 31, 2005, First Tennessee as co-administrator, contractually agreed to waive its co-administration fees for the Core Equity Portfolio and Capital Appreciation Portfolio to 0.025%, and 0.06% of average net assets, respectively.

For the six months ended December 31, 2005, the 12b-1 fee charged by Class C of the Intermediate Bond and Tennessee Tax-Free Portfolios was waived to 0.50% of average net assets. Additionally, the shareholder servicing fee charged by Class C of the Tennessee Tax-Free Portfolio was waived to 0.00% of its average net assets.

Pursuant to these waivers, for the six months ended December 31, 2005, fees waived for the Portfolios were as follows:

				Class C Shareholder
	Management Fee	Co-Administration Fee	Class C 12b-1 Fee	Servicing Fee
Core Equity	$469,568	$117,392	$0	$0
Capital Appreciation	64,627	16,157	0	0
Intermediate Bond	313,642	0	2,664	0
Tennessee Tax-Free	117,760	0	5,878	5,878

Money Market Portfolios:

For the six months ended December 31, 2005, First Tennessee, as co-adviser and co-administrator, contractually agreed to waive its co-advisory and co-administration fees, to the extent necessary for Class I of the U.S. Government Money Market Portfolio to maintain a total expense ratio of no more than 0.25% of its average net assets, and Class I of the Municipal Money Market and Cash Reserve Portfolios to maintain a total expense ratio of no more than 0.30% of their average net assets, respectively.

For the six months ended December 31, 2005, the 12b-1 fee charged by Class C of the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios were limited to 0.25% of average net assets.

Pursuant to these waivers, for the six months ended December 31, 2005, fees were waived for the Money Market Portfolios as follows:

	Management Fee	Co-Administration Fee	Class B 12b-1Fee	Class C 12b-1 Fee
U.S. Government Money Market	$33,078	$26,146	$0	$9,064
Municipal Money Market	11,949	0	0	37,854
Cash Reserve	51,514	0	0	206,407

6. Subsequent Events

At a meeting of the First Funds’ Board of Trustees on December 12, 2005, the Board approved an Agreement and Plan of Reorganization (the “Plan”) that would provide for the reorganization of each Fund into a similar, corresponding fund of the Goldman Sachs Trust, a separate mutual fund family. The Plan sets forth the terms by which the First Funds would transfer their assets and certain liabilities to the Goldman Sachs Trust in exchange for shares of the Goldman Sachs Trust, and subsequently distribute those Goldman Sachs Trust shares to First Funds shareholders (the “Reorganization”). If the Reorganization is approved by shareholders and consummated, shareholders of the First Funds will become shareholders of the Goldman Sachs Trust.

The Reorganization must be approved by shareholders of the First Funds, who will be asked to vote, in person or by proxy, at a special meeting of shareholders scheduled to be held at a date and time to be determined by the Board of Trustees, which date and time will be communicated promptly upon such determination to the shareholders. First Fund shareholders of record as of a date to be determined by the Board of Trustees, which date will be communicated promptly upon such determination to the shareholders, should expect to receive a proxy statement/prospectus that provides more detailed information about the proposed Reorganization, the Goldman Sachs Trust and the special meeting.

In addition, the First Funds Board of Trustees decided to liquidate and terminate Class B of the Cash Reserve Portfolio by converting all outstanding Class B shares into Class C shares. Class B shares of the Cash Reserve Portfolio normally convert automatically to Class C shares after 8 years from the date of purchase of the original B share Portfolio, and normally are subject to the imposition of a contingent deferred sales charge (CDSC) of up to 5.00% which is phased out over 6 years. This conversion occurred February 10, 2006. First Tennessee agreed to waive any CDSC remaining on the schedule that would have been payable by the Class B shareholders.

Other Important Information

As of December 31, 2005 (Unaudited)

Portfolio Proxy Voting Policies & Procedures

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2005, are available without a charge, upon request, by contacting First Funds at 800.442.1941 or on the commission’s website at http://www.sec.gov.

Portfolio Holdings

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting the Portfolio at 800.442.1941 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800.SEC.0330.

Miscellaneous

As of December 31, 2005, one shareholder owned 29% (a related party) of the Core Equity Portfolio and 68% (a related party) of the Capital Appreciation Portfolio. Two separate shareholders owned 37% (a related party) and 11% of the Intermediate Bond Portfolio. Additionally, as of December 31, 2005, one shareholder owned 62% of the Municipal Money Market Portfolio, and 70% of the Cash Reserve Portfolio.

Effective May 24, 2004, the Trustees of the Trust receive an annual fee of $12,000. Each Trustee also receives an additional fee for each Trustees’ meeting attended.

Trustees

As of December 31, 2005 (Unaudited)

The business affairs of First Funds (the “Trust”) are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Massachusetts and the Trust’s Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the trustees and is available without charge upon request by calling toll-free 800.442.1941

INDEPENDENT TRUSTEES

			Number of
	Position(s) Held		Portfolios in	Other Dir-
	with the Trust		Fund Com-	ectorships
	and Length of		plex Overseen	Held by
Name & Age(1)	Time Served(2)	Principal Occupation(s) During the Past 5 Years	byTrustee	Trustee(3)
John A.DeCell (69)	Trustee (since 1992)	Mr. DeCell is the owner/president of DeCell & Company (real estate consulting and management), and President of Capital Advisers, Inc. (real estate consulting and management).	7	None

Ken W.Edmundson (54)	Trustee (since 2004)	Mr. Edmundson is Member/President of Sparks- Edmundson Business Investment Group (investments) and CEO/Founder of Edmundson Northstar Companies (CEO/sales/management training). Mr. Edmundson was Chairman (until 2002) of the Financial Resource Management Group, a financial planning and insurance money management firm. Mr. Edmundson also was a member of the Ascent Capital Partners and Ark Fund, a hedge fund, from 2002-2003.	7	None

Larry W. Papasan (64)	Trustee (since 1992)	Mr.Papasan is a Trustee of the Reaves Utility Income Fund and a Board Member of Triumph Bank, Memphis Tennessee.	7	Current Director of Smith & Nephew, Inc. (orthopedic division). He was also former Chairman and President of Smith & Nephew, Inc. (until 2002).

Richard C. Rantzow (67)	Chairman & Trustee (since 1992)	Mr. Rantzow was CFO/Director, Ron Miller Associates, Inc. (manufacturer). Mr. Rantzow was Managing Partner (until 1990) of the Memphis office of Ernst & Young. He is a Trustee of the Clough Global Allocation Fund and the Clough Global Equity Fund.	7	None

INTERESTED TRUSTEES AND OFFICERS
George P. Lewis (66)	President & Trustee (since 1999)	Mr. Lewis is currently a director of Methodist Extended Care Hospital, a non-profit health care company. Formerly Mr. Lewis was employed by First Tennessee Bank and served as Executive Vice President and Manager of the Money Management Group of First Tennessee Bank. He was also an officer of First Tennessee Bank and a director for Martin & Company and Highland Capital Management Corp., both investment advisers and affiliates of First Tennessee. Because of his affiliation with First Tennessee, Mr. Lewis is considered an “Interested” Trustee of First Funds.	7	None

Number of
	Position(s) Held		Portfolios in	Other Dir-
	with the Trust		Fund Com-	ectorships
	and Length of		plex Overseen	Held by
Name & Age(1)	Time Served(2)	Principal Occupation(s) During the Past 5 Years	byTrustee	Trustee(3)

Charles G. Burkett (54)	Trustee (since 2003)

Mr. Burkett is currently the President, First Tennessee Financial Services and Executive Vice President, First Horizon National Corporation. From 2001-2004, Mr. Burkett served as President, Memphis Financial Services of First Tennessee Bank. Mr. Burkett served as an Executive Vice President, Manager Affluent Markets, First Tennessee Bank, from 1997 to 2001. Mr. Burkett is a director of First Tennessee Brokerage, a broker/dealer, Highland Capital Management Corp. and Martin & Company, both investment advisers and affiliates of First Tennessee. Mr. Burkett is also director of FT Insurance Corporation, First Express Remittance Processing, Inc., First Horizon MSAver Resources, Inc., and First Horizon Housing Corporation. Mr. Burkett is a director of the following non-profit organizations Mid-South Minority Business Council, Memphis Regional Chamber, LeBonheur Foundation, Memphis Symphony, University of Memphis Board of Visitors, University of Memphis Tiger Club, United Way of the Mid-South, and First Horizon Foundation. Because of his affiliation with First Tennessee, Mr. Burkett is considered an “Interested” Trustee of First Funds.

			7	None

Jeremy O. May (35)(4)	Treasurer (since 2001)

Mr. May has been a Vice President of ALPS Distributors, Inc., since October 1997, and is Managing Director of Operations and Client Services at ALPS Mutual Funds Services, Inc. Mr. May is also the Treasurer of Financial Investors Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, and Clough Global Equity Fund.

			N/A	N/A

TanéT. Tyler (40)(4)	Secretary (since 2004)

Ms. Tyler is General Counsel, ALPS Mutual Funds Services, Inc. (mutual fund service provider) and ADI, September 2004 to present. She is Secretary, Financial Investors Variable Insurance Trust (open-end investment company), December 2004 to present; Secretary, Reaves Utility Income Fund (closed-end investment company), December 2004 to present; and Secretary, Westcore Funds, February 2005 to present. Previously Ms. Tyler was Vice President and Associate Counsel with Oppenheimer Funds, January 2004 until August 2004; and Vice President and Assistant General Counsel, Invesco Funds September 1991 until December 2003.

			N/A	N/A

(1)          Each Trustee and officer may be contacted by writing to the Trustee or officer, c/o First Funds, 1625 Broadway, Suite 2200, Denver, CO 80202

(2)          Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates. Each officer is typically elected for a term of one year, serving until the earliest of : (a) the election of his successor; (b) the date the officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s Code of Regulations; or (c) the Trust terminates.

(3)          Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)          Jeremy May and Tané Tyler are “Interested Persons” of the Trust due to their affiliation with ALPS Mutual Funds Services, Inc. and ALPS Distributors, Inc.

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FirstFunds
1625 Broadway	800.442.1941
Suite 2200	www.FirstFunds.com
Denver, CO 80202

INVESTMENT ADVISER

Core Equity, Intermediate Bond, and

Tennessee Tax-Free Portfolios

First Tennessee Bank National

Association - Memphis, Tennessee

CO-INVESTMENT ADVISERS

Capital Appreciation Portfolio

First Tennessee Bank National

Association - Memphis, Tennessee

Delaware Management Company -

Philadelphia, Pennsylvania

CO-INVESTMENT ADVISERS

Money Market Portfolios

First Tennessee Bank National

Association - Memphis,Tennessee

BlackRock Institutional Management

Corporation - Wilmington, Delaware

SUB-ADVISER

Core Equity Portfolio

Highland Capital Management

Corporation - Memphis, Tennessee

SUB-ADVISER

Intermediate Bond and Tennessee Tax-Free

Portfolios

Martin & Company, Inc. -

Knoxville,Tennessee

ADMINISTRATOR &

FUND ACCOUNTANT

ALPS Mutual Funds Services, Inc. -

Denver, Colorado

DISTRIBUTOR

ALPS Distributors, Inc. -

Denver, Colorado

CO-ADMINISTRATOR

First Tennessee Bank National

Association - Memphis, Tennessee

TRANSFER AND SHAREHOLDER

SERVICING AGENT

Boston Financial Data Services -

Boston, Massachusetts

CUSTODIAN

State Street Bank & Trust Company -

Boston, Massachusetts

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP -

Denver, Colorado

OFFICERS

George P. Lewis, President

Jeremy O. May, Treasurer

Tané T. Tyler, Secretary

TRUSTEES

Charles G. Burkett

John A.DeCell

Ken W.Edmundson

George P. Lewis

Larry W. Papasan

Richard C.Rantzow

This report has been prepared for First Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Item 2 — Code of Ethics

Not Applicable to semi-annual report.

Item 3 — Audit Committee Financial Expert

Not Applicable to semi-annual report.

Item 4 — Principal Accountant Fees and Services

Not Applicable to semi-annual report.

Item 5 — Audit Committee of Listed Registrants

Not Applicable to semi-annual report.

Item 6 — Schedule of Investments

Schedule of Investments in included as part of the report to shareholders filed under item 1 of this form.

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 — Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9 — Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

2

Item 10 — Submission of Matters to Vote of Security Holders

The Board of Trustees has not yet adopted procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11 — Controls and Procedures

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 — Exhibits

(a)(1)                    Not applicable.

(a)(2)                    Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(a)(3)                    Not applicable.

(b)                                 A certification for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS

By:	/s/ GEORGE LEWIS
George Lewis
President

Date:	March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ GEORGE LEWIS
George Lewis
President

Date:	March 10, 2006

By:	/s/ JEREMY O. MAY
Jeremy O. May
Treasurer

Date:	March 10, 2006

4